The Income Fund of America®
Investment portfolio
April 30, 2022
unaudited
Common stocks 68.63% Consumer staples 11.11%	Shares	Value (000)
Philip Morris International, Inc.	30,785,233	$3,078,524
Altria Group, Inc.	28,790,000	1,599,860
General Mills, Inc.	22,531,077	1,593,623
Kraft Heinz Company	26,144,505	1,114,540
PepsiCo, Inc.	5,569,780	956,387
Coca-Cola Company	14,177,426	916,003
Procter & Gamble Company	5,479,989	879,812
British American Tobacco PLC[1]	18,381,000	774,632
Kimberly-Clark Corp.	5,010,060	695,547
Nestlé SA1	4,237,617	547,100
Archer Daniels Midland Company	4,762,000	426,485
Kellogg Co.	5,446,000	373,051
Bunge, Ltd.	2,560,245	289,615
Walgreens Boots Alliance, Inc.	5,500,000	233,200
Conagra Brands, Inc.	5,730,100	200,152
Scandinavian Tobacco Group A/S1	2,636,362	55,256
Danone SA1	375,000	22,544
Viva Wine Group AB1,2,3	4,081,633	22,370
		13,778,701
Financials 10.82%
CME Group, Inc., Class A	9,373,078	2,055,891
JPMorgan Chase & Co.	8,847,819	1,056,076
PNC Financial Services Group, Inc.	4,778,065	793,637
Zurich Insurance Group AG1	1,489,453	677,458
Fifth Third Bancorp	16,588,000	622,548
Toronto-Dominion Bank (CAD denominated)	8,099,683	585,038
Synchrony Financial	14,548,551	535,532
DBS Group Holdings, Ltd.[1]	20,294,044	491,546
Manulife Financial Corp.	17,661,400	345,350
Ares Management Corp., Class A	4,990,000	330,438
Power Corporation of Canada, subordinate voting shares	10,566,953	310,926
Bank of Nova Scotia (CAD denominated)	4,806,000	304,338
Blackstone, Inc., nonvoting shares	2,929,100	297,509
Apollo Asset Management, Inc.	5,915,679	294,364
B3 SA-Brasil, Bolsa, Balcao	105,348,000	283,403
Canadian Imperial Bank of Commerce	2,463,500	272,344
AXA SA1,3	10,144,000	268,569
M&T Bank Corp.	1,529,000	254,793
Citigroup, Inc.	4,540,000	218,873
Regions Financial Corp.	10,069,900	208,648
Progressive Corp.	1,938,000	208,064
American International Group, Inc.	3,353,000	196,184
Skandinaviska Enskilda Banken AB, Class A1	16,417,000	183,577
Citizens Financial Group, Inc.	4,618,000	181,949
Principal Financial Group, Inc.	2,598,100	177,034
The Income Fund of America — Page 1 of 54

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Tryg A/S1	6,967,806	$165,160
Legal & General Group PLC[1]	52,964,300	164,707
Ping An Insurance (Group) Company of China, Ltd., Class H1	24,468,500	157,355
Münchener Rückversicherungs-Gesellschaft AG1	623,591	149,219
Postal Savings Bank of China Co., Ltd., Class H1	196,256,000	149,204
KeyCorp	7,620,000	147,142
DNB Bank ASA[1,3]	7,313,748	142,771
Truist Financial Corp.	2,712,800	131,164
Franklin Resources, Inc.	4,828,503	118,733
Morgan Stanley	1,471,093	118,555
BNP Paribas SA1,3	2,300,000	117,958
KBC Groep NV1	1,433,866	97,662
Carlyle Group, Inc.	2,617,000	94,971
Lufax Holding, Ltd. (ADR)	12,931,000	71,767
National Bank of Canada	975,000	68,094
St. James’s Place PLC[1]	3,863,000	61,622
ING Groep NV1	6,297,949	58,937
Qualitas Controladora, SAB de CV3	10,711,900	57,742
Janus Henderson Group PLC	1,623,200	49,475
Islandsbanki hf.[1]	51,706,668	49,151
China Pacific Insurance (Group) Co., Ltd., Class H1	15,385,000	33,987
TISCO Financial Group PCL, foreign registered shares[1]	6,519,200	17,162
BB Seguridade Participações SA	3,300,000	16,974
ICICI Securities, Ltd.[1]	1,587,232	11,544
Jonah Energy Parent LLC[1,2,4]	275,936	11,211
Brookfield Asset Management, Inc., Class A	207,530	10,347
Sberbank of Russia PJSC (ADR)[1,4]	6,420,800	—[5]
		13,426,703
Health care 8.04%
Pfizer, Inc.	60,498,100	2,968,642
AstraZeneca PLC[1]	11,878,800	1,578,001
Gilead Sciences, Inc.	23,645,478	1,403,123
CVS Health Corp.	8,763,349	842,421
Novartis AG1	7,176,820	634,915
GlaxoSmithKline PLC[1]	24,097,124	542,597
Johnson & Johnson	2,995,000	540,478
Merck & Co., Inc.	5,954,232	528,081
AbbVie, Inc.	2,980,000	437,702
Bristol-Myers Squibb Company	2,080,000	156,562
Amgen, Inc.	570,910	133,130
Takeda Pharmaceutical Company, Ltd.[1]	2,983,000	86,535
Danaher Corp.	246,538	61,913
Rotech Healthcare, Inc.[1,2,4,6,7]	543,172	55,404
Organon & Co.	264,123	8,539
Viatris, Inc.	69,981	723
		9,978,766
Real estate 6.03%
Crown Castle International Corp. REIT	8,939,236	1,655,636
VICI Properties, Inc. REIT	44,135,717	1,315,686
Digital Realty Trust, Inc. REIT	5,830,945	852,018
Iron Mountain, Inc. REIT	11,965,000	642,879
Gaming and Leisure Properties, Inc. REIT	11,304,134	501,677
Regency Centers Corp. REIT	6,618,000	455,517
The Income Fund of America — Page 2 of 54

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Public Storage REIT	1,138,000	$422,767
Lamar Advertising Co. REIT, Class A	2,003,322	221,187
Boston Properties, Inc. REIT	1,813,365	213,252
Prologis, Inc. REIT	1,171,900	187,844
Federal Realty Investment Trust REIT	1,500,000	175,590
American Tower Corp. REIT	646,000	155,699
Longfor Group Holdings, Ltd.[1]	29,526,000	143,862
CubeSmart REIT	2,582,254	122,683
Simon Property Group, Inc. REIT	1,000,000	118,000
Mid-America Apartment Communities, Inc. REIT	416,000	81,819
Americold Realty Trust REIT	2,667,000	70,355
Camden Property Trust REIT	393,000	61,658
Douglas Emmett, Inc. REIT	1,770,000	52,144
China SCE Property Holdings, Ltd.[1]	71,000,000	12,549
Samhallsbyggnadsbolaget i Norden AB, Class B1	3,000,000	9,285
Selvaag Bolig ASA[1]	1,912,218	9,078
		7,481,185
Information technology 6.00%
Broadcom, Inc.	4,142,601	2,296,617
Microsoft Corp.	7,318,200	2,030,947
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	63,995,300	1,167,274
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	143,391
Texas Instruments, Inc.	3,120,000	531,180
Intel Corp.	8,444,000	368,074
Cisco Systems, Inc.	7,500,000	367,350
MediaTek, Inc.[1]	5,289,000	144,923
Tokyo Electron, Ltd.[1]	338,600	143,639
QUALCOMM, Inc.	747,000	104,348
Vanguard International Semiconductor Corp.[1]	22,093,500	77,656
GlobalWafers Co., Ltd.[1]	1,600,000	27,812
NortonLifeLock, Inc.	1,002,750	25,109
FDM Group (Holdings) PLC[1]	1,482,855	18,976
		7,447,296
Energy 5.94%
ConocoPhillips	10,827,939	1,034,285
TC Energy Corp. (CAD denominated)[3]	19,506,000	1,031,746
Chevron Corp.	5,666,986	887,847
Canadian Natural Resources, Ltd. (CAD denominated)	12,183,000	754,034
Exxon Mobil Corp.	8,440,271	719,533
Coterra Energy, Inc.	17,152,100	493,809
Tourmaline Oil Corp.	9,458,200	487,101
Valero Energy Corp.	2,998,475	334,270
Baker Hughes Co., Class A	10,162,000	315,225
Enbridge, Inc.[3]	6,526,000	284,795
Pioneer Natural Resources Company	912,000	212,013
TotalEnergies SE1	4,164,000	205,167
Lundin Energy AB1	3,640,630	150,615
EOG Resources, Inc.	1,092,000	127,502
Aker BP ASA[1,3]	3,054,332	109,439
Chesapeake Energy Corp.	1,056,445	86,650
DT Midstream, Inc.	812,500	43,672
Rattler Midstream LP	2,250,782	30,273
Ascent Resources - Utica LLC, Class A1,2,4,7	110,214,618	27,554
The Income Fund of America — Page 3 of 54

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Diamond Offshore Drilling, Inc.[2,3]	2,441,165	$19,163
Diamond Offshore Drilling, Inc.[2,8]	856,478	6,723
California Resources Corp.	104,121	4,187
Mesquite Energy, Inc.[1,2,4]	25,913	155
McDermott International, Ltd.[2]	156,914	102
		7,365,860
Industrials 5.83%
Lockheed Martin Corp.	5,023,242	2,170,643
BAE Systems PLC[1]	122,534,264	1,141,349
United Parcel Service, Inc., Class B	3,402,000	612,292
Norfolk Southern Corp.	2,122,453	547,338
Emerson Electric Co.	5,735,879	517,262
Raytheon Technologies Corp.	4,188,623	397,542
Hubbell, Inc.	1,303,000	254,554
ManpowerGroup, Inc.[6]	2,722,832	245,600
General Dynamics Corp.	1,000,000	236,530
Watsco, Inc.	774,800	206,701
Kone OYJ, Class B1	4,254,940	204,172
Honeywell International, Inc.	954,500	184,705
Deutsche Post AG1	4,245,000	183,246
Siemens AG1	945,888	117,654
Cummins, Inc.	600,000	113,514
Inwido AB1	1,945,880	26,891
Intrum AB1,2	1,100,000	26,329
Regal Rexnord Corp.	134,000	17,050
Ventia Services Group Pty, Ltd.[1,3]	7,954,000	16,039
Coor Service Management Holding AB1	1,750,000	15,871
		7,235,282
Utilities 5.45%
National Grid PLC[1]	81,713,475	1,214,930
DTE Energy Company	8,765,852	1,148,677
Brookfield Infrastructure Partners LP6	17,195,755	1,073,656
Duke Energy Corp.	6,643,965	731,899
Dominion Energy, Inc.	5,973,473	487,674
Public Service Enterprise Group, Inc.	6,645,900	462,953
Southern Co.	5,472,114	401,599
AES Corp.	19,056,000	389,124
E.ON SE1	15,239,000	159,714
Enel SpA[1]	24,114,000	155,850
CMS Energy Corp.	1,715,700	117,851
Exelon Corp.	2,245,300	105,035
Edison International	1,468,100	100,991
American Electric Power Company, Inc.	822,700	81,538
Guangdong Investment, Ltd.[1]	52,919,000	67,781
Black Hills Corp.	656,000	48,045
Constellation Energy Corp.	200,000	11,842
		6,759,159
Consumer discretionary 3.78%
Home Depot, Inc.	4,130,332	1,240,752
Darden Restaurants, Inc.	6,040,500	795,715
Target Corp.	2,934,650	671,008
Restaurant Brands International, Inc.[3]	10,234,000	584,259
The Income Fund of America — Page 4 of 54

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Stellantis NV1	19,328,000	$257,678
Hasbro, Inc.	2,652,400	233,570
General Motors Company[2]	5,175,000	196,184
Genuine Parts Co.	1,377,500	179,144
Industria de Diseño Textil, SA1	6,656,400	139,584
Domino’s Pizza Group PLC[1,6]	30,671,123	133,939
Best Buy Co., Inc.	1,090,000	98,024
Persimmon PLC[1]	3,350,000	87,370
Puuilo OYJ[1,2,6]	5,509,640	38,089
NMG Parent LLC[2]	67,256	13,115
Kindred Group PLC (SDR)[1]	1,255,000	11,000
Lumi Gruppen AS1,6	2,000,000	7,012
MYT Holding Co., Class B1,2	2,070,418	4,658
		4,691,101
Materials 3.06%
Dow, Inc.	13,979,511	929,637
Rio Tinto PLC[1]	12,998,252	921,990
Vale SA, ordinary nominative shares	27,371,200	461,119
BHP Group, Ltd. (CDI)[1]	9,190,000	308,982
Newmont Corp.	3,921,800	285,703
Packaging Corporation of America	1,662,730	267,982
UPM-Kymmene Oyj[1]	3,802,926	130,628
Nucor Corp.	763,700	118,206
Fortescue Metals Group, Ltd.[1]	7,436,749	112,742
BASF SE1,2	1,803,848	95,888
Impala Platinum Holdings, Ltd.[1,3]	5,683,000	74,170
Air Products and Chemicals, Inc.	162,543	38,046
Evonik Industries AG1	934,056	24,700
Polymetal International PLC[1]	6,162,000	18,739
Verallia SAS[1,2]	131,000	3,572
		3,792,104
Communication services 2.57%
Verizon Communications, Inc.	21,330,000	987,579
Koninklijke KPN NV1,3,6	212,028,139	733,339
BCE, Inc.	9,941,425	528,548
Publicis Groupe SA1	7,794,000	466,534
AT&T, Inc.	10,000,000	188,600
TELUS Corp.	6,267,281	156,798
Warner Bros. Discovery, Inc.[2]	2,419,170	43,908
Singapore Telecommunications, Ltd.[1]	15,841,000	31,486
Deutsche Telekom AG1,2	1,315,847	24,238
SoftBank Corp.[1]	1,775,008	20,627
Cumulus Media, Inc., Class A2	217,442	2,994
Clear Channel Outdoor Holdings, Inc.[2]	152,827	376
		3,185,027
Total common stocks (cost: $58,107,810,000)		85,141,184
The Income Fund of America — Page 5 of 54

unaudited
Preferred securities 0.33% Financials 0.20%	Shares	Value (000)
Citigroup, Inc., 7.68% preferred shares	2,245,277	$60,869
Citigroup., Inc., Series K, 6.875% noncumulative preferred depositary shares	2,145,767	56,906
Itaú Unibanco Holding SA, preferred nominative shares	12,450,000	60,110
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares[3]	1,200,000	30,528
PNC Financial Services Group, Inc., Series P, 6.125% noncumulative preferred depositary shares	1,000,000	25,110
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	13,559
		247,082
Information technology 0.13%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	3,299,922	154,101
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,2,4,8]	3,260	2,404
Consumer discretionary 0.00%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029[2]	1,427,896	1,564
Total preferred securities (cost: $414,844,000)		405,151
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[1,2]	75,844	4,440
Energy 0.00%
Bighorn Permian Resources, LLC, Class A, warrants, expire 2024[1,2,4]	17,183	280
Utilities 0.00%
Vistra Energy Corp., rights[1,2,4,8]	1,138	—[5]
Total rights & warrants (cost: $459,000)		4,720
Convertible stocks 0.60% Health care 0.23%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[3]	2,467,280	126,103
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	82,100	113,265
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	50,721
		290,089
Utilities 0.13%
AES Corp., convertible preferred units, 6.875% 2024[3]	1,043,000	90,324
DTE Energy Company, convertible preferred units, 6.25% 2022	680,000	35,632
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[3]	600,000	33,600
		159,556
Information technology 0.11%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	78,700	137,292
The Income Fund of America — Page 6 of 54

unaudited
Convertible stocks (continued) Consumer discretionary 0.07%	Shares	Value (000)
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	700,288	$86,563
Financials 0.06%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023[3]	1,061,031	69,561
Total convertible stocks (cost: $623,957,000)		743,061
Convertible bonds & notes 0.00% Energy 0.00%	Principal amount (000)
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,4,8,9]	USD578	578
Total convertible bonds & notes (cost: $577,000)		578
Bonds, notes & other debt instruments 21.40% Corporate bonds, notes & loans 15.24% Financials 2.63%
ACE INA Holdings, Inc. 2.875% 2022	765	768
ACE INA Holdings, Inc. 3.35% 2026	765	760
Advisor Group Holdings, LLC 6.25% 2028[8]	48,453	47,429
AerCap Holdings NV 4.50% 2023	10,000	10,026
AerCap Holdings NV 6.50% 2025	4,315	4,479
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	9,000	8,595
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	25,275	23,586
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	23,694	21,096
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	27,689	24,105
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,254	10,202
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	8,248	6,777
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	6,777	5,246
AG Merger Sub II, Inc. 10.75% 2027[8]	47,972	50,778
Alliant Holdings Intermediate, LLC 6.75% 2027[8]	37,176	35,197
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[8]	20,465	18,927
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[8]	20,385	19,036
Ally Financial, Inc. 8.00% 2031	11,764	13,789
American International Group, Inc. 2.50% 2025	25,000	24,048
American International Group, Inc. 4.375% 2050	3,450	3,340
AmWINS Group, Inc. 4.875% 2029[8]	27,691	25,383
Aretec Escrow Issuer, Inc. 7.50% 2029[8]	43,388	40,460
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[10,11]	6,070	5,999
AssuredPartners, Inc. 7.00% 2025[8]	435	430
AssuredPartners, Inc. 8.00% 2027[8]	19,359	19,312
AssuredPartners, Inc. 5.625% 2029[8]	15,820	13,933
AXA Equitable Holdings, Inc. 5.00% 2048	1,500	1,460
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	8,245	7,524
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[12]	20,000	19,372
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[12]	10,750	10,361
Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[12]	8,000	7,998
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[12]	7,500	6,772
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[12]	9,700	8,893
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[12]	4,896	4,438
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[12]	5,400	5,118
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[12]	8,000	7,994
The Income Fund of America — Page 7 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[12]	USD26,229	$22,820
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[12]	20,000	16,367
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[12]	30,519	25,236
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[12]	8,494	7,186
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[12]	15,838	13,801
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[12]	8,000	7,972
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	203
Bank of Nova Scotia 1.625% 2023	8,000	7,912
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[8,12]	5,184	4,994
BNP Paribas 3.375% 2025[8]	13,007	12,790
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[8,12]	23,433	21,883
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[8,12]	12,125	10,794
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[8,12]	13,189	12,021
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[8,12]	6,375	5,439
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[8,12]	5,200	4,419
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[8,12]	4,750	4,081
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[12]	13,075	12,574
Castlelake Aviation Finance DAC 5.00% 2027[8]	24,100	21,723
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[12]	11,575	11,646
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[12]	6,069	5,740
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[12]	7,300	7,067
Citigroup, Inc. 4.60% 2026	1,300	1,311
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[12]	5,855	5,508
Citigroup, Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[12]	700	674
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	2,400	2,147
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[12]	14,800	12,716
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[12]	3,000	2,934
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[12]	9,000	7,870
Citigroup, Inc., Series A, 5.95% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.068% on 1/30/2023)[12]	100	100
CME Group, Inc. 3.75% 2028	6,875	6,834
Coinbase Global, Inc. 3.375% 2028[8]	28,165	21,918
Coinbase Global, Inc. 3.625% 2031[8]	27,265	20,193
Commonwealth Bank of Australia 3.35% 2024	800	803
Commonwealth Bank of Australia 3.35% 2024[8]	675	677
Compass Diversified Holdings 5.25% 2029[8]	55,230	49,638
Compass Diversified Holdings 5.00% 2032[8]	26,085	22,210
Corebridge Financial, Inc. 3.50% 2025[8]	9,248	9,164
Corebridge Financial, Inc. 3.65% 2027[8]	22,661	22,012
Corebridge Financial, Inc. 3.85% 2029[8]	15,393	14,722
Corebridge Financial, Inc. 3.90% 2032[8]	7,289	6,847
Corebridge Financial, Inc. 4.35% 2042[8]	1,622	1,469
Corebridge Financial, Inc. 4.40% 2052[8]	3,907	3,490
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[8,12]	10,675	9,897
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[8,12]	4,900	4,351
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[8,12]	4,750	4,737
Credit Suisse Group AG 3.80% 2023	14,925	14,976
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[8,12]	1,275	1,217
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[8,12]	13,800	12,751
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[8,12]	16,300	14,296
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,12]	1,975	1,848
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[8,12]	10,408	9,657
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[8,12]	15,601	13,061
Danske Bank AS 3.875% 2023[8]	9,604	9,647
The Income Fund of America — Page 8 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[8,12]	USD25,000	$24,741
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,12]	5,000	4,835
Deutsche Bank AG 3.30% 2022	460	461
Deutsche Bank AG 3.95% 2023	5,345	5,379
Deutsche Bank AG 0.898% 2024	7,500	7,086
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[12]	21,775	21,193
Deutsche Bank AG 3.70% 2024	11,528	11,477
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[12]	89,325	88,117
Deutsche Bank AG 4.50% 2025	800	787
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[12]	37,898	34,455
Deutsche Bank AG 4.10% 2026	33,957	33,652
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[12]	5,250	4,649
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	38,570	34,297
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	6,450	5,696
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[12]	3,625	3,027
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[1,4,10,11]	6,825	6,464
Digital Currency Group, Inc., Term Loan, 8.75% 2026[1,4,10]	9,100	8,618
FS Energy and Power Fund 7.50% 2023[8]	42,570	43,344
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[12]	10,904	10,898
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[12]	1,100	1,083
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[12]	10,650	9,519
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[12]	17,000	15,041
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	48,202	43,344
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	25,188	23,177
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[12]	13,910	13,368
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[12]	8,000	7,685
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[12]	16,000	13,238
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	6,523	5,523
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	23,199	20,297
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	7,500	6,052
Groupe BPCE SA 5.70% 2023[8]	16,825	17,204
Groupe BPCE SA 5.15% 2024[8]	18,160	18,519
Groupe BPCE SA 1.625% 2025[8]	8,000	7,574
Groupe BPCE SA 1.00% 2026[8]	10,000	8,950
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[8,12]	6,925	6,293
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[8,12]	7,675	6,258
Hightower Holding, LLC 6.75% 2029[8]	18,715	17,319
HSBC Holdings PLC 4.25% 2024	9,000	9,056
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[12]	14,000	13,086
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[12]	368	327
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]	5,750	5,650
Huarong Finance 2017 Co., Ltd. 4.25% 2027	17,000	15,619
Huarong Finance II Co., Ltd. 5.50% 2025	17,000	16,724
HUB International, Ltd. 7.00% 2026[8]	44,138	43,801
HUB International, Ltd. 5.625% 2029[8]	10,435	9,587
Icahn Enterprises Finance Corp. 5.25% 2027	5,230	4,895
Icahn Enterprises Finance Corp. 4.375% 2029	9,625	8,321
Intercontinental Exchange, Inc. 2.65% 2040	12,025	9,280
Intesa Sanpaolo SpA 3.125% 2022[8]	11,300	11,314
Intesa Sanpaolo SpA 3.375% 2023[8]	9,360	9,357
Intesa Sanpaolo SpA 3.25% 2024[8]	1,730	1,696
Intesa Sanpaolo SpA 5.017% 2024[8]	149,555	146,128
The Income Fund of America — Page 9 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 5.71% 2026[8]	USD43,165	$43,005
Intesa Sanpaolo SpA 3.875% 2027[8]	9,300	8,843
Intesa Sanpaolo SpA 3.875% 2028[8]	2,820	2,663
Iron Mountain Information Management Services, Inc. 5.00% 2032[8]	35,895	31,699
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[12]	5,400	5,402
JPMorgan Chase & Co. 3.875% 2024	150	151
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[12]	21,994	20,714
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[12]	250	240
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[12]	23,150	21,822
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[12]	15,000	14,969
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[12]	4,400	3,966
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[12]	350	336
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	26,000	25,914
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[12]	20,593	18,055
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[12]	4,100	3,567
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[12]	2,207	1,871
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[12]	5,012	4,298
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[12]	7,556	6,657
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[12]	1,555	1,563
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[12]	7,500	5,999
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 2/1/2024)[12]	25,901	26,373
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	8,320	7,670
Ladder Capital Corp. 4.25% 2027[8]	22,719	20,911
Liberty Mutual Group, Inc. 4.25% 2023[8]	971	979
Liberty Mutual Group, Inc. 4.569% 2029[8]	3,429	3,483
Lloyds Banking Group PLC 4.05% 2023	6,000	6,065
Lloyds Banking Group PLC 4.582% 2025	7,000	7,034
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[12]	5,600	5,348
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[12]	12,427	12,009
Lloyds Banking Group PLC 4.375% 2028	3,950	3,915
LPL Holdings, Inc. 4.625% 2027[8]	40,770	38,731
LPL Holdings, Inc. 4.00% 2029[8]	5,950	5,422
LPL Holdings, Inc. 4.375% 2031[8]	20,790	19,015
MGIC Investment Corp. 5.25% 2028	5,075	4,774
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	3,850	3,555
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[12]	17,000	15,215
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[12]	5,000	4,579
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[12]	8,000	7,893
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[12]	5,200	5,012
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[12]	13,000	11,628
Mizuho Financial Group, Inc. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[12]	4,100	3,355
Morgan Stanley 3.70% 2024	600	602
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[12]	30,463	27,150
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[12]	9,869	8,884
The Income Fund of America — Page 10 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[12]	USD5,451	$5,023
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[12]	8,000	7,947
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[12]	10,000	8,064
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[12]	8,500	7,024
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[12]	26,361	23,010
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[12]	8,610	8,619
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[12]	2,854	2,351
MSCI, Inc. 4.00% 2029[8]	19,500	17,987
MSCI, Inc. 3.625% 2031[8]	11,825	10,394
MSCI, Inc. 3.875% 2031[8]	16,009	14,473
MSCI, Inc. 3.25% 2033[8]	3,650	3,090
National Australia Bank, Ltd. 1.887% 2027[8]	20,000	18,432
National Financial Partners Corp. 6.875% 2028[8]	18,421	16,391
Navient Corp. 5.50% 2023	24,393	24,546
Navient Corp. 5.875% 2024	16,535	16,432
Navient Corp. 6.125% 2024	29,995	30,204
Navient Corp. 6.75% 2026	6,000	5,906
Navient Corp. 5.00% 2027	16,025	14,618
Navient Corp. 5.50% 2029	72,940	64,254
Navient Corp. 5.625% 2033	10,990	8,703
Northwestern Mutual Global Funding 1.75% 2027[8]	17,100	15,764
Onemain Finance Corp. 3.875% 2028	5,974	5,071
Owl Rock Capital Corp. 3.75% 2025	12,473	11,981
Owl Rock Capital Corp. 4.00% 2025	449	438
Owl Rock Capital Corp. 3.40% 2026	5,800	5,356
Owl Rock Capital Corp. 2.625% 2027	20,600	18,181
Owl Rock Capital Corp. 2.875% 2028	1,765	1,506
Owl Rock Capital Corp. II 4.625% 2024[8]	9,285	9,154
Owl Rock Capital Corp. III 3.125% 2027[8]	13,170	11,458
Owl Rock Core Income Corp. 4.70% 2027[8]	17,775	16,786
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[8]	22,660	22,962
PNC Financial Services Group, Inc. 2.854% 2022[12]	8,395	8,431
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,030
PNC Financial Services Group, Inc., Series O, (3-month USD-LIBOR + 3.678%) 3.995% junior subordinated perpetual bonds[11]	80	80
Prudential Financial, Inc. 4.35% 2050	6,205	6,064
Prudential Financial, Inc. 3.70% 2051	755	656
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[12]	1,850	1,852
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[12]	4,000	4,005
Quicken Loans, LLC 3.625% 2029[8]	6,645	5,690
Rabobank Nederland 4.375% 2025	9,000	9,021
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[8]	12,990	11,511
Royal Bank of Canada 1.15% 2025	12,367	11,441
Ryan Specialty Group, LLC 4.375% 2030[8]	22,830	20,850
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,539
Santander Holdings USA, Inc. 3.50% 2024	11,250	11,191
Santander Holdings USA, Inc. 2.49% 2028[12]	10,650	9,661
Springleaf Finance Corp. 6.125% 2024	20,300	20,400
Starwood Property Trust, Inc. 5.50% 2023[8]	5,400	5,447
Starwood Property Trust, Inc. 4.375% 2027[8]	25,050	23,395
Sumitomo Mitsui Banking Corp. 2.174% 2027	3,125	2,870
The Income Fund of America — Page 11 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[8,12]	USD3,800	$3,816
Synchrony Financial 2.85% 2022	7,075	7,087
Synchrony Financial 4.375% 2024	5,095	5,141
Toronto-Dominion Bank 0.75% 2025	6,575	5,982
Toronto-Dominion Bank 1.25% 2026	13,606	12,218
Toronto-Dominion Bank 1.95% 2027	10,000	9,187
Toronto-Dominion Bank 2.45% 2032	7,500	6,446
U.S. Bancorp 3.70% 2024	10,000	10,102
U.S. Bancorp 2.375% 2026	6,000	5,716
UBS Group AG 4.125% 2025[8]	4,425	4,425
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,12]	4,000	3,593
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,12]	6,925	6,151
UniCredit SpA 4.625% 2027[8]	1,730	1,685
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,12]	23,729	22,621
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[12]	6,500	6,391
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[12]	16,860	16,209
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[12]	12,000	11,388
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[12]	9,350	8,837
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[12]	4,687	4,656
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	3,950	3,598
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[12]	40,547	38,973
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[12]	281	270
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[12]	8,120	7,289
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[12]	13,850	12,101
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[12]	8,000	7,279
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[12]	4,150	4,326
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[12]	4,826	4,760
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	7,000	6,683
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	11,150	9,152
Westpac Banking Corp. 2.963% 2040	5,075	3,900
		3,270,012
Consumer discretionary 2.24%
Allied Universal Holdco LLC 6.625% 2026[8]	16,985	16,435
Allied Universal Holdco LLC 9.75% 2027[8]	21,570	20,965
Allied Universal Holdco LLC 4.625% 2028[8]	14,595	12,934
Allied Universal Holdco LLC 6.00% 2029[8]	9,565	7,927
Amazon.com, Inc. 2.10% 2031	5,099	4,445
Amazon.com, Inc. 2.70% 2060	8,300	5,917
Asbury Automotive Group, Inc. 4.625% 2029[8]	34,925	31,491
Asbury Automotive Group, Inc. 5.00% 2032[8]	3,365	2,991
Atlas LuxCo 4 SARL 4.625% 2028[8]	10,045	8,828
Bayerische Motoren Werke AG 0.80% 2024[8]	10,210	9,755
Boyd Gaming Corp. 8.625% 2025[8]	2,857	2,982
Boyd Gaming Corp. 4.75% 2027	22,590	21,377
Boyd Gaming Corp. 4.75% 2031[8]	4,745	4,298
Boyne USA, Inc. 4.75% 2029[8]	22,750	21,132
Caesars Entertainment, Inc. 6.25% 2025[8]	37,810	38,269
Caesars Entertainment, Inc. 4.625% 2029[8]	23,185	19,907
Caesars Resort Collection, LLC 5.75% 2025[8]	5,020	5,132
Carnival Corp. 7.625% 2026[8]	5,975	5,855
The Income Fund of America — Page 12 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 4.00% 2028[8]	USD32,200	$29,028
Carvana Co. 5.625% 2025[8]	23,630	20,512
Carvana Co. 5.50% 2027[8]	34,930	28,021
Carvana Co. 5.875% 2028[8]	29,065	23,158
Carvana Co. 4.875% 2029[8]	22,055	16,139
CDI Escrow Issuer, Inc. 5.75% 2030[8]	26,335	25,421
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[8]	29,490	29,674
Daimler Trucks Finance North America, LLC 1.125% 2023[8]	9,000	8,704
Daimler Trucks Finance North America, LLC 1.625% 2024[8]	5,525	5,252
Daimler Trucks Finance North America, LLC 3.50% 2025[8]	16,100	15,947
Daimler Trucks Finance North America, LLC 2.00% 2026[8]	14,225	13,010
Daimler Trucks Finance North America, LLC 3.65% 2027[8]	8,387	8,185
Daimler Trucks Finance North America, LLC 2.375% 2028[8]	7,500	6,617
Daimler Trucks Finance North America, LLC 2.50% 2031[8]	9,000	7,523
DaimlerChrysler North America Holding Corp. 1.75% 2023[8]	17,000	16,839
DaimlerChrysler North America Holding Corp. 3.65% 2024[8]	9,360	9,384
DaimlerChrysler North America Holding Corp. 3.30% 2025[8]	2,000	1,979
Dana, Inc. 5.625% 2028	1,305	1,247
Fertitta Entertainment, Inc. 4.625% 2029[8]	32,420	29,471
Fertitta Entertainment, Inc. 6.75% 2030[8]	11,710	10,148
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[8]	33,970	30,446
Ford Motor Co. 2.30% 2025	13,475	12,531
Ford Motor Co. 2.90% 2029	17,000	14,177
Ford Motor Co. 3.25% 2032	8,515	6,934
Ford Motor Co. 5.291% 2046	5,465	4,710
Ford Motor Credit Company LLC 3.087% 2023	35,000	35,074
Ford Motor Credit Company LLC 3.096% 2023	15,800	15,634
Ford Motor Credit Company LLC 4.14% 2023	1,600	1,601
Ford Motor Credit Company LLC 4.375% 2023	3,800	3,807
Ford Motor Credit Company LLC 3.664% 2024	8,780	8,506
Ford Motor Credit Company LLC 3.81% 2024	15,305	15,057
Ford Motor Credit Company LLC 4.063% 2024	2,600	2,546
Ford Motor Credit Company LLC 5.584% 2024	3,280	3,321
Ford Motor Credit Company LLC 3.375% 2025	14,025	13,483
Ford Motor Credit Company LLC 5.125% 2025	72,275	72,177
Ford Motor Credit Company LLC 2.70% 2026	34,095	30,438
Ford Motor Credit Company LLC 4.542% 2026	32,520	31,137
Ford Motor Credit Company LLC 3.815% 2027	8,215	7,486
Ford Motor Credit Company LLC 4.125% 2027	90,530	84,030
Ford Motor Credit Company LLC 4.271% 2027	117,666	111,042
Ford Motor Credit Company LLC 4.95% 2027	17,170	16,742
Ford Motor Credit Company LLC 2.90% 2028	19,180	16,476
Ford Motor Credit Company LLC 5.113% 2029	25,589	24,280
Ford Motor Credit Company LLC 4.00% 2030	25,134	21,778
General Motors Company 4.35% 2025	2,150	2,161
General Motors Company 6.125% 2025	9,825	10,386
General Motors Company 4.20% 2027	100	97
General Motors Company 6.80% 2027	1,438	1,549
General Motors Company 6.60% 2036	9,460	10,213
General Motors Company 6.75% 2046	15,230	16,501
General Motors Financial Co. 3.15% 2022	50	50
General Motors Financial Co. 3.55% 2022	2,900	2,911
General Motors Financial Co. 3.70% 2023	4,775	4,801
The Income Fund of America — Page 13 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 1.20% 2024	USD11,390	$10,703
General Motors Financial Co. 3.50% 2024	7,335	7,261
General Motors Financial Co. 2.75% 2025	9,375	8,996
General Motors Financial Co. 2.90% 2025	2,500	2,417
General Motors Financial Co. 3.80% 2025	6,515	6,441
General Motors Financial Co. 1.25% 2026	6,164	5,522
General Motors Financial Co. 1.50% 2026	16,392	14,613
General Motors Financial Co. 4.00% 2026	1,867	1,826
General Motors Financial Co. 2.35% 2027	16,807	15,132
General Motors Financial Co. 2.70% 2027	8,920	8,056
General Motors Financial Co. 2.40% 2028	13,319	11,417
General Motors Financial Co. 2.40% 2028	9,238	8,066
General Motors Financial Co. 4.30% 2029	8,000	7,643
General Motors Financial Co. 2.35% 2031	17,611	14,245
General Motors Financial Co. 2.70% 2031	7,758	6,394
General Motors Financial Co. 3.10% 2032	5,424	4,578
Grand Canyon University 3.25% 2023	2,500	2,512
Grand Canyon University 4.375% 2026	5,000	5,012
Hanesbrands, Inc. 4.625% 2024[8]	16,610	16,610
Hanesbrands, Inc. 4.875% 2026[8]	33,027	32,323
Hilton Grand Vacations Borrower 5.00% 2029[8]	16,560	14,971
Hilton Worldwide Holdings, Inc. 4.875% 2030	30,661	29,622
Hilton Worldwide Holdings, Inc. 4.00% 2031[8]	22,520	20,176
Home Depot, Inc. 1.50% 2028	25,000	21,967
Home Depot, Inc. 3.90% 2028	1,150	1,150
Home Depot, Inc. 2.95% 2029	5,000	4,689
Home Depot, Inc. 1.875% 2031	7,500	6,307
Home Depot, Inc. 5.95% 2041	12,500	14,733
Home Depot, Inc. 4.50% 2048	601	605
Hyundai Capital America 2.85% 2022[8]	8,235	8,248
Hyundai Capital America 3.25% 2022[8]	11,817	11,842
Hyundai Capital America 1.25% 2023[8]	7,561	7,338
Hyundai Capital America 2.375% 2023[8]	21,815	21,711
Hyundai Capital America 5.75% 2023[8]	5,000	5,109
Hyundai Capital America 0.875% 2024[8]	8,000	7,519
Hyundai Capital America 1.00% 2024[8]	10,550	9,829
Hyundai Capital America 1.80% 2025[8]	1,871	1,727
Hyundai Capital America 2.65% 2025[8]	28,554	27,448
Hyundai Capital America 5.875% 2025[8]	5,000	5,218
Hyundai Capital America 1.30% 2026[8]	9,000	8,095
Hyundai Capital America 1.50% 2026[8]	7,575	6,800
Hyundai Capital America 1.65% 2026[8]	10,625	9,476
Hyundai Capital America 2.375% 2027[8]	1,169	1,043
Hyundai Capital America 3.00% 2027[8]	22,765	21,447
Hyundai Capital America 1.80% 2028[8]	7,931	6,846
Hyundai Capital America 2.00% 2028[8]	5,009	4,323
Hyundai Capital America 2.10% 2028[8]	4,875	4,192
Hyundai Capital Services, Inc. 2.125% 2025[8]	2,600	2,464
Hyundai Capital Services, Inc. 1.25% 2026[8]	3,490	3,147
International Game Technology PLC 6.50% 2025[8]	19,330	19,693
International Game Technology PLC 5.25% 2029[8]	71,325	67,745
KIA Corp. 2.375% 2025[8]	4,825	4,652
Kontoor Brands, Inc. 4.125% 2029[8]	5,180	4,503
LCM Investments Holdings II, LLC 4.875% 2029[8]	12,412	10,892
The Income Fund of America — Page 14 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Levi Strauss & Co. 3.50% 2031[8]	USD24,305	$21,063
Limited Brands, Inc. 6.625% 2030[8]	13,250	13,204
Limited Brands, Inc. 6.875% 2035	18,848	18,453
Limited Brands, Inc. 6.75% 2036	2,555	2,483
Lindblad Expeditions, LLC 6.75% 2027[8]	6,185	6,077
Lithia Motors, Inc. 3.875% 2029[8]	19,355	17,503
Lithia Motors, Inc. 4.375% 2031[8]	4,550	4,182
Macy’s Retail Holdings, LLC 5.875% 2030[8]	13,450	12,643
Marriott International, Inc. 5.75% 2025	527	553
Marriott International, Inc. 3.125% 2026	660	640
Marriott International, Inc. 2.75% 2033	3,970	3,266
Marriott Ownership Resorts, Inc. 4.50% 2029[8]	2,595	2,287
Melco International Development, Ltd. 5.75% 2028[8]	11,330	9,577
Merlin Entertainment 5.75% 2026[8]	7,210	7,058
MGM Growth Properties LLC 5.625% 2024	3,505	3,555
MGM Growth Properties LLC 4.625% 2025[8]	15,715	15,702
MGM Growth Properties LLC 3.875% 2029[8]	27,355	25,975
MGM Resorts International 6.00% 2023	5,355	5,422
MGM Resorts International 4.50% 2026	3,075	3,057
MGM Resorts International 5.50% 2027	3,617	3,527
Midwest Gaming Borrower, LLC 4.875% 2029[8]	13,870	12,188
Mohegan Gaming & Entertainment 8.00% 2026[8]	33,585	29,861
NCL Corp., Ltd. 3.625% 2024[8]	1,460	1,360
NCL Corp., Ltd. 5.875% 2026[8]	7,290	6,743
NCL Corp., Ltd. 5.875% 2027[8]	9,750	9,307
NCL Corp., Ltd. 7.75% 2029[8]	9,750	9,471
Neiman Marcus Group, LLC 7.125% 2026[8]	5,920	5,884
Newell Brands, Inc. 5.625% 2036[12]	1,215	1,163
Newell Rubbermaid, Inc. 4.875% 2025	6,570	6,663
Newell Rubbermaid, Inc. 4.70% 2026	210	208
Nissan Motor Acceptance Co. LLC 1.125% 2024[8]	7,850	7,303
Nissan Motor Acceptance Co. LLC 1.85% 2026[8]	17,890	15,530
Nissan Motor Acceptance Co. LLC 2.45% 2028[8]	11,160	9,513
Nissan Motor Co., Ltd. 2.60% 2022[8]	6,560	6,553
Nissan Motor Co., Ltd. 3.043% 2023[8]	400	396
Nissan Motor Co., Ltd. 3.522% 2025[8]	800	774
Nissan Motor Co., Ltd. 2.00% 2026[8]	16,020	14,307
Nissan Motor Co., Ltd. 4.345% 2027[8]	4,070	3,884
Nissan Motor Co., Ltd. 2.75% 2028[8]	20,125	17,523
Nissan Motor Co., Ltd. 4.81% 2030[8]	27,800	26,112
Panther BF Aggregator 2, LP 6.25% 2026[8]	4,725	4,778
Panther BF Aggregator 2, LP 8.50% 2027[8]	14,630	14,639
Party City Holdings, Inc. 8.75% 2026[8]	43,239	39,795
Penske Automotive Group, Inc. 3.75% 2029	7,275	6,217
Premier Entertainment Sub LLC 5.625% 2029[8]	8,850	7,091
Premier Entertainment Sub LLC 5.875% 2031[8]	8,850	6,981
QVC, Inc. 4.75% 2027	1,751	1,570
QVC, Inc. 4.375% 2028	9,936	8,460
Real Hero Merger Sub 2, Inc. 6.25% 2029[8]	21,590	17,537
Royal Caribbean Cruises, Ltd. 11.50% 2025[8]	10,176	11,075
Royal Caribbean Cruises, Ltd. 4.25% 2026[8]	21,255	19,268
Royal Caribbean Cruises, Ltd. 5.375% 2027[8]	24,555	22,599
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	14,080	14,152
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[8]	10,611	11,142
The Income Fund of America — Page 15 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 3.80% 2026	USD8,325	$7,692
Sands China, Ltd. 2.55% 2027[8,12]	1,727	1,462
Scientific Games Corp. 8.625% 2025[8]	13,280	13,928
Scientific Games Corp. 7.00% 2028[8]	38,209	39,157
Scientific Games Corp. 7.25% 2029[8]	24,515	25,761
Scientific Games Holdings LP 6.625% 2030[8]	20,510	19,512
Six Flags Entertainment Corp. 4.875% 2024[8]	11,570	11,539
Six Flags Theme Parks, Inc. 7.00% 2025[8]	3,500	3,640
Sonic Automotive, Inc. 4.625% 2029[8]	33,515	28,882
Sonic Automotive, Inc. 4.875% 2031[8]	9,940	8,498
Starbucks Corp. 3.50% 2050	1,400	1,120
Stellantis Finance US, Inc. 1.711% 2027[8]	7,175	6,374
Stellantis Finance US, Inc. 2.691% 2031[8]	5,075	4,201
Tempur Sealy International, Inc. 4.00% 2029[8]	6,705	5,820
Tempur Sealy International, Inc. 3.875% 2031[8]	6,270	5,207
The Gap, Inc. 3.625% 2029[8]	2,507	2,043
The Gap, Inc. 3.875% 2031[8]	1,670	1,334
Toyota Motor Credit Corp. 0.45% 2024	25,283	24,275
Toyota Motor Credit Corp. 0.80% 2026	13,440	12,191
Toyota Motor Credit Corp. 1.90% 2027	12,900	11,983
Toyota Motor Credit Corp. 3.05% 2028	4,050	3,919
Travel + Leisure Co. 4.50% 2029[8]	18,020	15,981
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.014% 2028[10,11]	24,937	23,332
Vail Resorts, Inc. 6.25% 2025[8]	9,270	9,491
VICI Properties LP 4.25% 2026[8]	3,660	3,472
VICI Properties LP 4.625% 2029[8]	13,845	13,021
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[8]	7,795	7,493
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[8]	2,025	1,870
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[8]	36,865	33,174
Volkswagen Group of America Finance, LLC 2.70% 2022[8]	3,150	3,150
Volkswagen Group of America Finance, LLC 2.90% 2022[8]	1,650	1,651
Volkswagen Group of America Finance, LLC 3.125% 2023[8]	2,000	2,000
Volkswagen Group of America Finance, LLC 4.25% 2023[8]	7,365	7,457
Volkswagen Group of America Finance, LLC 2.85% 2024[8]	4,870	4,786
Volkswagen Group of America Finance, LLC 1.25% 2025[8]	6,021	5,488
Volkswagen Group of America Finance, LLC 3.35% 2025[8]	6,326	6,235
Volkswagen Group of America Finance, LLC 4.625% 2025[8]	2,575	2,644
Volkswagen Group of America Finance, LLC 3.20% 2026[8]	8,003	7,730
Volkswagen Group of America Finance, LLC 4.75% 2028[8]	2,000	2,044
WASH Multifamily Acquisition, Inc. 5.75% 2026[8]	25,710	25,036
Wheel Pros, Inc. 6.50% 2029[8]	19,938	15,179
Wyndham Destinations, Inc. 4.625% 2030[8]	5,750	5,128
Wyndham Worldwide Corp. 4.375% 2028[8]	14,805	13,821
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[8]	14,498	14,228
Wynn Resorts, Ltd. 7.75% 2025[8]	9,075	9,365
		2,782,863
Energy 2.05%
Antero Midstream Partners LP 5.375% 2029[8]	13,600	12,772
Antero Resources Corp. 7.625% 2029[8]	8,786	9,318
Antero Resources Corp. 5.375% 2030[8]	4,660	4,560
Apache Corp. 4.25% 2030	4,870	4,531
Apache Corp. 6.00% 2037	3,565	3,689
Apache Corp. 4.75% 2043	2,565	2,223
The Income Fund of America — Page 16 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Apache Corp. 5.35% 2049	USD28,900	$25,416
Ascent Resources - Utica LLC 7.00% 2026[8]	29,865	30,140
Ascent Resources - Utica LLC 9.00% 2027[8]	959	1,335
Ascent Resources - Utica LLC 8.25% 2028[8]	6,340	6,602
Ascent Resources - Utica LLC 5.875% 2029[8]	5,830	5,651
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[8,10,11]	6,827	7,322
Baker Hughes Co. 4.486% 2030	1,650	1,669
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[8]	10,281	10,602
Bonanza Creek Energy, Inc. 5.00% 2026[8]	23,315	22,180
BP Capital Markets America, Inc. 2.772% 2050	3,032	2,193
California Resources Corp. 7.125% 2026[8]	26,405	26,909
Canadian Natural Resources, Ltd. 2.05% 2025	3,150	2,970
Canadian Natural Resources, Ltd. 3.85% 2027	2,760	2,703
Canadian Natural Resources, Ltd. 4.95% 2047	534	534
Cenovus Energy, Inc. 5.375% 2025	4,421	4,590
Cenovus Energy, Inc. 4.25% 2027	24,616	24,664
Cenovus Energy, Inc. 5.25% 2037	3,170	3,174
Cenovus Energy, Inc. 5.40% 2047	6,668	6,778
Centennial Resource Production, LLC 6.875% 2027[8]	2,490	2,488
Cheniere Energy Partners LP 4.50% 2029	59,391	56,948
Cheniere Energy Partners LP 4.00% 2031	32,845	29,779
Cheniere Energy Partners LP 3.25% 2032[8]	12,268	10,508
Cheniere Energy, Inc. 5.125% 2027	20,450	21,033
Cheniere Energy, Inc. 4.625% 2028	58,755	56,920
Chesapeake Energy Corp. 4.875% 2022[13]	28,085	597
Chesapeake Energy Corp. 5.50% 2026[8]	19,835	19,690
Chesapeake Energy Corp. 5.875% 2029[8]	28,785	28,497
Chesapeake Energy Corp. 6.75% 2029[8]	10,180	10,261
CNX Midstream Partners LP 4.75% 2030[8]	7,420	6,836
CNX Resources Corp. 7.25% 2027[8]	26,180	26,795
CNX Resources Corp. 6.00% 2029[8]	29,260	28,917
Comstock Resources, Inc. 6.75% 2029[8]	17,870	18,090
Comstock Resources, Inc. 5.875% 2030[8]	14,890	14,349
Continental Resources, Inc. 5.75% 2031[8]	11,330	11,599
Convey Park Energy LLC 7.50% 2025[8]	396	406
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[8]	36,675	33,875
Devon Energy Corp. 4.50% 2030	11,418	11,178
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[8,9,11]	2,085	2,085
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[9,11]	1,889	1,889
Diamondback Energy, Inc. 4.40% 2051	12,484	11,232
Diamondback Energy, Inc. 4.25% 2052	5,782	5,071
DT Midstream, Inc. 4.125% 2029[8]	8,935	8,143
DT Midstream, Inc. 4.375% 2031[8]	8,915	8,000
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	29,858
Enbridge Energy Partners LP 5.875% 2025	1,145	1,216
Enbridge Energy Partners LP 5.50% 2040	800	840
Enbridge Energy Partners LP 7.375% 2045	9,108	11,428
Enbridge, Inc. 4.00% 2023	2,630	2,656
Enbridge, Inc. 2.50% 2025	1,600	1,554
Endeavor Energy Resources LP 6.625% 2025[8]	9,125	9,388
Energy Transfer Operating LP 5.875% 2024	629	648
Energy Transfer Operating LP 2.90% 2025	9,203	8,894
Energy Transfer Operating LP 3.75% 2030	16,115	14,882
Energy Transfer Operating LP 5.00% 2050	23,598	21,048
The Income Fund of America — Page 17 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners LP 4.50% 2024	USD2,170	$2,190
Energy Transfer Partners LP 4.75% 2026	8,000	8,104
Energy Transfer Partners LP 4.20% 2027	7,263	7,167
Energy Transfer Partners LP 4.95% 2028	9,400	9,501
Energy Transfer Partners LP 6.125% 2045	7,449	7,352
Energy Transfer Partners LP 5.30% 2047	5,722	5,191
Energy Transfer Partners LP 6.00% 2048	8,153	8,000
Energy Transfer Partners LP 6.25% 2049	5,891	5,962
Enterprise Products Operating LLC 3.20% 2052	400	294
EQM Midstream Partners LP 4.125% 2026	3,036	2,823
EQM Midstream Partners LP 6.50% 2027[8]	38,110	38,536
EQM Midstream Partners LP 5.50% 2028	19,665	18,818
EQM Midstream Partners LP 4.50% 2029[8]	22,045	19,881
EQM Midstream Partners LP 4.75% 2031[8]	18,310	16,356
EQT Corp. 6.625% 2025[12]	25,244	26,306
EQT Corp. 3.90% 2027	6,775	6,495
EQT Corp. 5.00% 2029	6,485	6,473
EQT Corp. 7.50% 2030[12]	7,100	7,875
EQT Corp. 3.625% 2031[8]	2,115	1,917
Equinor ASA 3.00% 2027	7,000	6,794
Equinor ASA 3.625% 2028	5,265	5,207
Equinor ASA 3.25% 2049	7,583	6,312
Exxon Mobil Corp. 2.44% 2029	4,315	3,951
Exxon Mobil Corp. 2.61% 2030	1,700	1,552
Exxon Mobil Corp. 3.452% 2051	5,000	4,302
Genesis Energy, LP 5.625% 2024	3,235	3,176
Genesis Energy, LP 6.50% 2025	23,729	22,574
Genesis Energy, LP 6.25% 2026	4,000	3,736
Genesis Energy, LP 8.00% 2027	41,375	40,634
Genesis Energy, LP 7.75% 2028	12,675	12,217
Harvest Midstream I, LP 7.50% 2028[8]	17,985	18,281
Hess Midstream Operations LP 4.25% 2030[8]	5,020	4,611
Hess Midstream Operations LP 5.50% 2030[8]	6,070	5,989
Hess Midstream Partners LP 5.125% 2028[8]	14,435	13,987
Hilcorp Energy I, LP 6.25% 2028[8]	4,000	3,990
Hilcorp Energy I, LP 5.75% 2029[8]	2,960	2,905
Hilcorp Energy I, LP 6.00% 2030[8]	8,150	8,099
Hilcorp Energy I, LP 6.00% 2031[8]	19,400	18,794
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[8]	4,295	4,386
Kinder Morgan Energy Partners LP 5.00% 2043	20,000	18,627
MPLX LP 1.75% 2026	6,500	5,941
MPLX LP 2.65% 2030	11,897	10,238
MPLX LP 4.70% 2048	5,147	4,547
MPLX LP 5.50% 2049	12,619	12,357
Nabors Industries, Inc. 7.375% 2027[8]	6,535	6,675
New Fortress Energy, Inc. 6.75% 2025[8]	18,450	18,162
New Fortress Energy, Inc. 6.50% 2026[8]	44,075	42,705
NGL Energy Operating LLC 7.50% 2026[8]	131,184	123,804
NGL Energy Partners LP 7.50% 2023	8,821	8,194
NGL Energy Partners LP 6.125% 2025	26,098	21,932
Northern Oil and Gas, Inc. 8.125% 2028[8]	27,950	27,845
NuStar Logistics LP 6.00% 2026	9,165	9,153
NuStar Logistics, LP 5.625% 2027	2,270	2,181
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[8]	39,155	40,883
The Income Fund of America — Page 18 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Oasis Petroleum, Inc. 6.375% 2026[8]	USD16,763	$16,864
Occidental Petroleum Corp. 2.90% 2024	13,065	12,788
Occidental Petroleum Corp. 5.875% 2025	26,705	27,460
Occidental Petroleum Corp. 8.00% 2025	22,190	23,939
Occidental Petroleum Corp. 8.50% 2027	13,000	14,673
Occidental Petroleum Corp. 6.375% 2028	10,370	10,899
Occidental Petroleum Corp. 3.50% 2029	4,755	4,445
Occidental Petroleum Corp. 6.625% 2030	11,445	12,420
Occidental Petroleum Corp. 8.875% 2030	43,590	52,417
Occidental Petroleum Corp. 6.125% 2031	8,850	9,314
Occidental Petroleum Corp. 6.45% 2036	1,095	1,190
Occidental Petroleum Corp. 6.60% 2046	2,000	2,183
ONEOK, Inc. 2.20% 2025	413	388
ONEOK, Inc. 5.85% 2026	14,093	14,857
ONEOK, Inc. 3.10% 2030	1,154	1,029
ONEOK, Inc. 6.35% 2031	2,500	2,734
ONEOK, Inc. 5.20% 2048	5,652	5,385
ONEOK, Inc. 4.45% 2049	960	825
ONEOK, Inc. 4.50% 2050	2,530	2,188
ONEOK, Inc. 7.15% 2051	3,048	3,486
Parkland Corp. 4.625% 2030[8]	5,545	4,862
Petróleos Mexicanos 3.50% 2023	14,822	14,731
Petróleos Mexicanos 4.625% 2023	4,243	4,233
Petróleos Mexicanos 6.875% 2025	18,955	19,177
Petróleos Mexicanos 6.875% 2026	77,241	76,869
Petróleos Mexicanos 6.50% 2027	72,935	69,809
Petróleos Mexicanos 6.50% 2029	865	797
Petróleos Mexicanos 5.95% 2031	6,039	5,091
Petróleos Mexicanos 6.70% 2032	40,565	35,033
Pioneer Natural Resources Company 2.15% 2031	5,684	4,799
Plains All American Pipeline LP 3.80% 2030	1,361	1,263
Qatar Petroleum 2.25% 2031[8]	17,000	14,865
Range Resources Corp. 4.875% 2025	4,975	4,932
Range Resources Corp. 8.25% 2029	24,980	26,809
Range Resources Corp. 4.75% 2030[8]	22,135	21,145
Rattler Midstream Partners LP 5.625% 2025[8]	3,235	3,243
Rockcliff Energy II LLC 5.50% 2029[8]	13,735	13,342
Rockies Express Pipeline LLC 4.95% 2029[8]	11,768	11,031
SA Global Sukuk, Ltd. 1.602% 2026[8]	31,535	29,094
SA Global Sukuk, Ltd. 2.694% 2031[8]	7,585	6,839
Sabine Pass Liquefaction, LLC 5.75% 2024	6,600	6,834
Sabine Pass Liquefaction, LLC 5.625% 2025	4,245	4,399
Sabine Pass Liquefaction, LLC 5.875% 2026	1,400	1,472
Sanchez Energy Corp. 7.25% 2023[8,13]	5,374	81
Saudi Arabian Oil Co. 2.875% 2024[8]	791	782
Saudi Arabian Oil Co. 1.625% 2025[8]	589	549
Saudi Arabian Oil Co. 3.50% 2029[8]	3,207	3,114
Saudi Arabian Oil Co. 2.25% 2030[8]	1,326	1,158
SM Energy Co. 6.50% 2028	2,975	2,937
Southwestern Energy Co. 5.95% 2025[12]	13,213	13,420
Southwestern Energy Co. 7.75% 2027	7,950	8,312
Southwestern Energy Co. 8.375% 2028	7,755	8,393
Southwestern Energy Co. 5.375% 2029	8,980	8,883
Southwestern Energy Co. 5.375% 2030	39,660	39,211
The Income Fund of America — Page 19 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.75% 2032	USD10,135	$9,601
Statoil ASA 3.25% 2024	850	849
Statoil ASA 4.25% 2041	3,000	2,946
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[8]	6,125	5,579
Suncor Energy, Inc. 3.10% 2025	6,146	6,036
Sunoco Logistics Operating Partners LP 4.00% 2027	5,586	5,413
Sunoco Logistics Operating Partners LP 5.40% 2047	12,858	11,843
Sunoco LP 6.00% 2027	12,160	12,266
Sunoco LP 5.875% 2028	12,700	12,524
Sunoco LP 4.50% 2029	10,505	9,460
Sunoco LP 4.50% 2030[8]	6,950	6,281
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[8]	3,825	3,500
Tallgrass Energy Partners, LP 7.50% 2025[8]	2,400	2,454
Targa Resources Partners LP 6.50% 2027	4,740	4,889
Targa Resources Partners LP 6.875% 2029	9,385	9,909
Targa Resources Partners LP 5.50% 2030	22,550	22,385
Targa Resources Partners LP 4.875% 2031	7,835	7,543
Teekay Offshore Partners LP 8.50% 2023[1,4,8]	17,805	16,203
Total Capital International 3.127% 2050	8,100	6,428
Total SE 2.986% 2041	7,401	6,096
TransCanada PipeLines, Ltd. 4.10% 2030	5,254	5,146
Transocean Guardian, Ltd. 5.875% 2024[8]	5,518	5,290
Transocean Poseidon, Ltd. 6.875% 2027[8]	7,720	7,439
Valero Energy Corp. 4.00% 2029	6,000	5,838
Venture Global Calcasieu Pass, LLC 4.125% 2031[8]	36,865	33,511
Weatherford International, Ltd. 11.00% 2024[8]	7,773	8,017
Weatherford International, Ltd. 6.50% 2028[8]	21,420	21,656
Weatherford International, Ltd. 8.625% 2030[8]	46,150	45,748
Western Gas Partners LP 4.65% 2026	5,000	4,937
Western Gas Partners LP 4.50% 2028	30,415	29,048
Western Gas Partners LP 5.45% 2044	1,210	1,106
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[12]	9,602	9,195
Western Midstream Operating, LP 4.75% 2028	3,540	3,452
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[12]	13,900	12,789
Williams Companies, Inc. 3.50% 2030	2,081	1,937
		2,538,412
Health care 1.69%
AbbVie, Inc. 2.95% 2026	2,890	2,770
AbbVie, Inc. 4.55% 2035	6,750	6,716
AbbVie, Inc. 4.30% 2036	1,003	971
AbbVie, Inc. 4.75% 2045	1,203	1,173
AdaptHealth, LLC 5.125% 2030[8]	14,345	12,354
AmerisourceBergen Corp. 0.737% 2023	9,914	9,760
Amgen, Inc. 4.20% 2052	2,065	1,863
Amgen, Inc. 4.40% 2062	3,999	3,596
Anthem, Inc. 2.375% 2025	2,046	1,983
AstraZeneca Finance LLC 1.20% 2026	10,098	9,186
AstraZeneca Finance LLC 1.75% 2028	5,612	5,008
AstraZeneca Finance LLC 2.25% 2031	350	307
AstraZeneca PLC 3.375% 2025	4,500	4,484
AstraZeneca PLC 3.00% 2051	1,146	943
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.576% 2026[10,11]	20,832	20,416
Avantor Funding, Inc. 4.625% 2028[8]	27,540	26,238
The Income Fund of America — Page 20 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Avantor Funding, Inc. 3.875% 2029[8]	USD12,935	$11,624
Bausch Health Companies, Inc. 9.25% 2026[8]	8,225	8,174
Bausch Health Companies, Inc. 6.125% 2027[8]	11,350	10,918
Bausch Health Companies, Inc. 4.875% 2028[8]	28,050	24,921
Bausch Health Companies, Inc. 5.00% 2028[8]	20,859	15,420
Bausch Health Companies, Inc. 7.00% 2028[8]	9,470	7,828
Bausch Health Companies, Inc. 5.00% 2029[8]	8,000	5,639
Bausch Health Companies, Inc. 5.25% 2031[8]	29,185	20,321
Baxter International, Inc. 1.322% 2024[8]	21,489	20,293
Baxter International, Inc. 1.915% 2027[8]	21,489	19,565
Baxter International, Inc. 2.272% 2028[8]	11,534	10,282
Bayer US Finance II LLC 3.875% 2023[8]	3,850	3,882
Bayer US Finance II LLC 4.25% 2025[8]	20,143	20,233
Bayer US Finance II LLC 4.40% 2044[8]	13,090	11,639
Boston Scientific Corp. 1.90% 2025	9,109	8,637
Catalent Pharma Solutions, Inc. 5.00% 2027[8]	6,407	6,215
Catalent Pharma Solutions, Inc. 3.125% 2029[8]	17,495	15,204
Catalent Pharma Solutions, Inc. 3.50% 2030[8]	4,915	4,282
Centene Corp. 4.25% 2027	50,425	48,971
Centene Corp. 2.45% 2028	47,440	41,449
Centene Corp. 4.625% 2029	91,900	89,143
Centene Corp. 3.00% 2030	28,035	24,433
Centene Corp. 3.375% 2030	44,100	39,463
Centene Corp. 2.50% 2031	12,110	10,085
Centene Corp. 2.625% 2031	2,630	2,189
Charles River Laboratories International, Inc. 4.25% 2028[8]	27,840	26,615
Charles River Laboratories International, Inc. 3.75% 2029[8]	2,500	2,266
Cigna Corp. 4.80% 2038	1,609	1,608
Community Health Systems, Inc. 5.625% 2027[8]	17,840	17,026
Community Health Systems, Inc. 6.00% 2029[8]	8,870	8,394
Community Health Systems, Inc. 5.25% 2030[8]	25,450	22,353
CVS Health Corp. 1.30% 2027	13,998	12,267
DaVita, Inc. 4.625% 2030[8]	21,145	18,434
Eli Lilly and Company 3.375% 2029	1,353	1,315
Encompass Health Corp. 4.50% 2028	13,743	12,729
Encompass Health Corp. 4.75% 2030	4,560	4,127
GlaxoSmithKline PLC 3.625% 2025	5,915	5,967
Grifols Escrow Issuer SA 4.75% 2028[8]	14,480	13,231
HCA, Inc. 5.375% 2025	3,560	3,667
HCA, Inc. 5.375% 2026	6,680	6,845
HCA, Inc. 5.875% 2026	13,870	14,376
HCA, Inc. 3.125% 2027[8]	2,320	2,185
HCA, Inc. 5.625% 2028	15,915	16,470
HCA, Inc. 3.375% 2029[8]	9,657	8,892
HCA, Inc. 3.50% 2030	20,534	18,424
HCA, Inc. 3.625% 2032[8]	13,000	11,661
HCA, Inc. 4.375% 2042[8]	5,000	4,353
HCA, Inc. 4.625% 2052[8]	4,747	4,151
HealthEquity, Inc. 4.50% 2029[8]	20,305	18,579
Iqvia, Inc. 5.00% 2027[8]	2,170	2,153
Jazz Securities DAC 4.375% 2029[8]	14,125	13,031
Mallinckrodt PLC 10.00% 2025[8]	12,820	13,446
Merck & Co., Inc. 1.90% 2028	10,442	9,422
Merck & Co., Inc. 2.75% 2051	5,514	4,218
The Income Fund of America — Page 21 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 4.375% 2028[8]	USD25,980	$24,319
Molina Healthcare, Inc. 3.875% 2030[8]	12,815	11,578
Molina Healthcare, Inc. 3.875% 2032[8]	32,460	28,548
Mozart Debt Merger Sub, Inc. 5.25% 2029[8]	19,695	17,167
Novant Health, Inc. 3.168% 2051	6,000	4,841
Novartis Capital Corp. 2.00% 2027	3,090	2,906
Option Care Health, Inc. 4.375% 2029[8]	16,705	15,036
Organon Finance 1 LLC 4.125% 2028[8]	28,670	26,703
Organon Finance 1 LLC 5.125% 2031[8]	10,730	9,712
Owens & Minor, Inc. 4.375% 2024	32,762	32,675
Owens & Minor, Inc. 4.50% 2029[8]	35,390	31,883
Par Pharmaceutical, Inc. 7.50% 2027[8]	48,748	44,534
Pfizer, Inc. 3.45% 2029	9,000	8,796
Radiology Partners, Inc. 9.25% 2028[8]	35,255	33,542
Rede D’Or Finance SARL 4.95% 2028	1,820	1,711
Rede D’Or Finance SARL 4.50% 2030	8,840	7,737
RP Escrow Issuer, LLC 5.25% 2025[8]	6,450	6,007
Select Medical Holdings Corp. 6.25% 2026[8]	18,853	18,742
Shire PLC 2.875% 2023	1,759	1,755
Summa Health 3.511% 2051	2,650	2,284
Surgery Center Holdings 10.00% 2027[8]	13,500	14,126
Syneos Health, Inc. 3.625% 2029[8]	12,340	10,934
Tenet Healthcare Corp. 4.625% 2024	5,642	5,634
Tenet Healthcare Corp. 4.875% 2026[8]	106,640	104,534
Tenet Healthcare Corp. 5.125% 2027[8]	13,695	13,314
Tenet Healthcare Corp. 4.25% 2029[8]	35,940	32,521
Tenet Healthcare Corp. 4.375% 2030[8]	10,985	10,008
Teva Pharmaceutical Finance Co. BV 6.00% 2024	76,069	76,165
Teva Pharmaceutical Finance Co. BV 7.125% 2025	30,880	31,327
Teva Pharmaceutical Finance Co. BV 3.15% 2026	94,840	81,474
Teva Pharmaceutical Finance Co. BV 4.75% 2027	52,850	48,424
Teva Pharmaceutical Finance Co. BV 6.75% 2028	198,365	201,750
Teva Pharmaceutical Finance Co. BV 5.125% 2029	100,595	91,470
Teva Pharmaceutical Finance Co. BV 4.10% 2046	81,890	58,620
Teva Pharmaceutical Finance Co., LLC 6.15% 2036	2,435	2,306
Thermo Fisher Scientific, Inc. 2.00% 2031	1,280	1,077
UnitedHealth Group, Inc. 1.15% 2026	5,633	5,139
UnitedHealth Group, Inc. 2.00% 2030	2,102	1,825
UnitedHealth Group, Inc. 2.30% 2031	2,832	2,478
UnitedHealth Group, Inc. 3.05% 2041	8,325	6,955
UnitedHealth Group, Inc. 3.25% 2051	5,379	4,454
Valeant Pharmaceuticals International, Inc. 5.50% 2025[8]	13,550	13,135
Valeant Pharmaceuticals International, Inc. 6.125% 2025[8]	39,292	39,432
Valeant Pharmaceuticals International, Inc. 9.00% 2025[8]	16,475	16,557
Valeant Pharmaceuticals International, Inc. 8.50% 2027[8]	5,175	4,906
		2,095,824
Communication services 1.60%
Alphabet, Inc. 2.25% 2060	3,900	2,602
Altice France Holding SA 10.50% 2027[8]	11,630	11,804
Altice France SA 5.125% 2029[8]	71,512	60,657
AT&T, Inc. 1.65% 2028	7,175	6,263
AT&T, Inc. 3.30% 2052	775	588
AT&T, Inc. 3.50% 2053	10,000	7,845
The Income Fund of America — Page 22 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T, Inc. 3.55% 2055	USD1,400	$1,086
British Telecommunications PLC 9.625% 2030[12]	4,011	5,135
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[8]	13,485	13,161
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[8]	13,250	12,636
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[8]	41,075	35,906
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[8]	28,837	25,820
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[8]	33,550	28,340
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	19,415	16,369
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[8]	22,075	19,011
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[8]	37,190	30,496
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	5,000	3,615
Centerfield Media Parent, Inc. 6.625% 2026[8]	11,255	10,415
CenturyLink, Inc. 4.00% 2027[8]	45,226	40,292
CenturyLink, Inc. 7.65% 2042	270	242
Cinemark USA, Inc. 5.875% 2026[8]	5,580	5,210
Cogent Communications Group, Inc. 3.50% 2026[8]	10,700	10,115
Comcast Corp. 2.887% 2051[8]	11,570	8,556
CSC Holdings, LLC 3.375% 2031[8]	18,725	14,661
Diamond Sports Group, LLC 6.625% 2027[8]	27,190	5,710
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.764% 2027[10,11]	13,771	13,735
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[8]	46,420	43,780
DISH DBS Corp. 5.125% 2029	17,595	13,764
Embarq Corp. 7.995% 2036	15,460	13,944
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[10,11]	1,950	1,991
Fox Corp. 4.03% 2024	1,120	1,131
Front Range BidCo, Inc. 6.125% 2028[8]	23,307	19,550
Frontier Communications Corp. 5.875% 2027[8]	32,940	31,596
Frontier Communications Corp. 5.00% 2028[8]	47,295	43,242
Frontier Communications Corp. 6.75% 2029[8]	42,778	38,600
Frontier Communications Holdings, LLC 5.875% 2029	10,420	9,059
Frontier Communications Holdings, LLC 6.00% 2030[8]	9,875	8,604
Gray Escrow II, Inc. 5.375% 2031[8]	7,865	6,789
Gray Television, Inc. 7.00% 2027[8]	17,880	18,506
iHeartCommunications, Inc. 5.25% 2027[8]	19,450	18,212
Inmarsat PLC 6.75% 2026[8]	16,600	16,163
Intelsat Jackson Holding Co. 6.50% 2030[8]	18,065	17,053
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.506% 2026[10,11]	6,348	6,316
Lamar Media Corp. 3.75% 2028	5,094	4,669
Lamar Media Corp. 4.875% 2029	21,525	20,558
Lamar Media Corp. 3.625% 2031	8,515	7,421
Level 3 Financing, Inc. 3.75% 2029[8]	10,000	8,142
Liberty Global PLC 5.50% 2028[8]	7,975	7,555
Ligado Networks LLC 15.50% PIK 2023[8,9]	24,968	19,038
Live Nation Entertainment, Inc. 3.75% 2028[8]	5,950	5,400
Magallanes, Inc. 3.428% 2024[8]	20,413	20,293
Magallanes, Inc. 3.638% 2025[8]	17,133	16,870
Magallanes, Inc. 3.755% 2027[8]	20,795	20,137
Magallanes, Inc. 4.054% 2029[8]	5,500	5,262
Magallanes, Inc. 4.279% 2032[8]	21,453	19,940
Magallanes, Inc. 5.05% 2042[8]	18,473	16,862
Magallanes, Inc. 5.141% 2052[8]	14,538	12,988
Magallanes, Inc. 5.391% 2062[8]	5,911	5,257
Midas OpCo Holdings LLC 5.625% 2029[8]	16,750	14,805
Netflix, Inc. 3.625% 2025[8]	290	284
The Income Fund of America — Page 23 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 4.875% 2028	USD16,905	$16,574
Netflix, Inc. 5.875% 2028	26,692	27,559
Netflix, Inc. 5.375% 2029[8]	26,189	26,251
Netflix, Inc. 6.375% 2029	12,600	13,373
Netflix, Inc. 4.875% 2030[8]	17,802	17,383
News Corp. 3.875% 2029[8]	17,450	15,801
News Corp. 5.125% 2032[8]	18,130	17,342
Nexstar Broadcasting, Inc. 4.75% 2028[8]	42,275	38,421
Nexstar Escrow Corp. 5.625% 2027[8]	16,305	15,884
SBA Tower Trust 1.631% 2026[8]	23,592	21,777
Scripps Escrow II, Inc. 3.875% 2029[8]	7,300	6,498
Sinclair Television Group, Inc. 4.125% 2030[8]	11,150	9,262
Sirius XM Radio, Inc. 5.00% 2027[8]	4,791	4,629
Sirius XM Radio, Inc. 4.00% 2028[8]	53,375	48,311
Sirius XM Radio, Inc. 4.125% 2030[8]	19,300	16,972
Sirius XM Radio, Inc. 3.875% 2031[8]	26,440	22,368
Sprint Corp. 7.125% 2024	10,000	10,538
Sprint Corp. 7.625% 2025	36,000	38,335
Sprint Corp. 7.625% 2026	46,595	50,657
Sprint Corp. 6.875% 2028	78,592	86,382
Sprint Corp. 8.75% 2032	23,285	29,630
Summer (BC) BidCo B LLC 5.50% 2026[8]	10,930	10,511
Take-Two Interactive Software, Inc. 3.30% 2024	7,634	7,594
Take-Two Interactive Software, Inc. 3.70% 2027	5,090	4,989
Take-Two Interactive Software, Inc. 4.00% 2032	4,502	4,290
TEGNA, Inc. 4.75% 2026[8]	12,425	12,331
TEGNA, Inc. 5.00% 2029	9,875	9,592
T-Mobile US, Inc. 2.25% 2026[8]	8,000	7,369
T-Mobile US, Inc. 2.625% 2026	6,250	5,803
T-Mobile US, Inc. 2.05% 2028	11,475	10,128
T-Mobile US, Inc. 2.40% 2029[8]	2,929	2,569
T-Mobile US, Inc. 3.375% 2029[8]	30,975	28,057
T-Mobile US, Inc. 2.55% 2031	1,790	1,522
T-Mobile US, Inc. 2.875% 2031	20,450	17,390
T-Mobile US, Inc. 3.50% 2031	29,500	26,187
T-Mobile US, Inc. 2.70% 2032[8]	6,775	5,754
T-Mobile US, Inc. 3.40% 2052[8]	4,589	3,485
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[8]	59,784	59,702
Univision Communications, Inc. 6.625% 2027[8]	39,575	39,723
Univision Communications, Inc. 4.50% 2029[8]	73,515	66,074
UPC Broadband Finco BV 4.875% 2031[8]	48,900	43,060
Verizon Communications, Inc. 2.10% 2028	7,900	7,084
Verizon Communications, Inc. 2.55% 2031	6,100	5,314
Verizon Communications, Inc. 3.40% 2041	10,000	8,422
Verizon Communications, Inc. 2.875% 2050	15,000	10,976
Virgin Media O2 4.25% 2031[8]	25,888	21,931
Virgin Media Secured Finance PLC 4.50% 2030[8]	26,070	22,673
VMED O2 UK Financing I PLC 4.75% 2031[8]	1,068	918
Vodafone Group PLC 4.25% 2050	7,275	6,338
VZ Secured Financing BV 5.00% 2032[8]	21,790	18,843
Warner Music Group 3.875% 2030[8]	24,040	21,550
Warner Music Group 3.00% 2031[8]	6,260	5,233
Ziggo Bond Co. BV 5.125% 2030[8]	21,600	18,774
The Income Fund of America — Page 24 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Ziggo Bond Finance BV 4.875% 2030[8]	USD17,345	$15,395
ZipRecruiter, Inc. 5.00% 2030[8]	17,000	15,918
		1,983,497
Industrials 1.30%
ADT Security Corp. 4.125% 2029[8]	8,480	7,214
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	3,978	3,541
Air Lease Corp. 2.875% 2026	24,541	22,984
Air Lease Corp. 2.20% 2027	8,500	7,616
Air Lease Corp. 2.10% 2028	5,900	5,045
Allison Transmission Holdings, Inc. 3.75% 2031[8]	25,185	21,826
American Airlines, Inc. 5.50% 2026[8]	7,905	7,845
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	1,607	1,597
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 6.651% 2029[10,11]	30,000	28,800
Atkore, Inc. 4.25% 2031[8]	12,215	10,829
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.514% 2029[10,11]	4,070	4,075
ATS Automation Tooling Systems, Inc. 4.125% 2028[8]	3,975	3,593
Avis Budget Car Rental, LLC 5.75% 2027[8]	12,675	12,405
Avis Budget Group, Inc. 5.375% 2029[8]	18,760	17,610
Avolon Holdings Funding, Ltd. 3.95% 2024[8]	22,645	22,266
Avolon Holdings Funding, Ltd. 2.125% 2026[8]	17,179	15,403
Avolon Holdings Funding, Ltd. 4.25% 2026[8]	8,919	8,563
Avolon Holdings Funding, Ltd. 2.528% 2027[8]	4,438	3,823
Avolon Holdings Funding, Ltd. 3.25% 2027[8]	17,000	15,437
Avolon Holdings Funding, Ltd. 2.75% 2028[8]	10,000	8,618
Boeing Company 1.95% 2024	548	533
Boeing Company 4.875% 2025	55,978	56,740
Boeing Company 2.196% 2026	23,708	21,650
Boeing Company 2.75% 2026	16,896	15,974
Boeing Company 3.10% 2026	1,454	1,377
Boeing Company 5.04% 2027	26,341	26,670
Boeing Company 3.25% 2028	20,952	19,348
Boeing Company 3.25% 2028	1,025	931
Boeing Company 5.15% 2030	60,468	60,116
Boeing Company 3.625% 2031	11,241	10,155
Boeing Company 3.60% 2034	9,000	7,579
Boeing Company 3.25% 2035	475	381
Boeing Company 3.50% 2039	1,264	976
Boeing Company 3.90% 2049	3,149	2,494
Boeing Company 3.75% 2050	1,805	1,384
Boeing Company 5.805% 2050	24,779	24,827
Bombardier, Inc. 7.50% 2024[8]	7,080	7,055
Bombardier, Inc. 7.50% 2025[8]	3,045	2,958
Bombardier, Inc. 7.125% 2026[8]	33,335	30,708
Bombardier, Inc. 7.875% 2027[8]	79,450	74,111
Bombardier, Inc. 6.00% 2028[8]	22,125	19,167
Builders FirstSource, Inc. 4.25% 2032[8]	8,610	7,364
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	8,726
BWX Technologies, Inc. 4.125% 2028[8]	5,190	4,821
BWX Technologies, Inc. 4.125% 2029[8]	13,360	12,376
Canadian National Railway Company 3.20% 2046	1,980	1,678
Canadian Pacific Railway, Ltd. 1.75% 2026	3,515	3,228
Canadian Pacific Railway, Ltd. 2.45% 2031	5,255	4,574
Canadian Pacific Railway, Ltd. 3.10% 2051	5,532	4,293
The Income Fund of America — Page 25 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.722% 2030	USD2,000	$1,764
Carrier Global Corp. 3.577% 2050	4,100	3,296
Clarivate Science Holdings Corp. 3.875% 2028[8]	12,595	11,228
Clarivate Science Holdings Corp. 4.875% 2029[8]	25,820	22,787
CoreLogic, Inc. 4.50% 2028[8]	79,461	70,516
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.264% 2029[10,11]	3,525	3,278
Covert Mergeco, Inc. 4.875% 2029[8]	19,365	17,644
CSX Corp. 3.80% 2028	1,550	1,541
CSX Corp. 4.50% 2049	3,785	3,760
Dun & Bradstreet Corp. 5.00% 2029[8]	36,582	34,071
General Dynamics Corp. 3.625% 2030	6,433	6,321
General Electric Capital Corp. 4.418% 2035	5,563	5,443
General Electric Co., Series D, (3-month USD-LIBOR + 3.33%) 4.156% junior subordinated perpetual bonds[11]	95,170	90,280
Harsco Corp. 5.75% 2027[8]	25,420	22,911
Honeywell International, Inc. 2.30% 2024	4,405	4,352
Howmet Aerospace, Inc. 6.875% 2025	2,815	2,981
Howmet Aerospace, Inc. 5.90% 2027	5,150	5,292
Icahn Enterprises Finance Corp. 4.75% 2024	15,260	14,898
JELD-WEN Holding, Inc. 4.875% 2027[8]	15,765	14,317
L3Harris Technologies, Inc. 1.80% 2031	8,925	7,328
Labl Escrow Issuer, LLC 10.50% 2027[8]	7,095	6,857
LSC Communications, Inc. 8.75% 2023[1,4,8,13]	25,850	251
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[1,4,10,11,13]	3,697	36
Masco Corp. 1.50% 2028	8,605	7,337
Masco Corp. 2.00% 2031	4,970	4,068
Masco Corp. 3.125% 2051	2,294	1,690
MasTec, Inc. 4.50% 2028[8]	19,290	18,529
Meritor, Inc. 4.50% 2028[8]	3,275	3,275
Mexico City Airport Trust 3.875% 2028[8]	770	720
Mexico City Airport Trust 5.50% 2046	2,303	1,841
Mexico City Airport Trust 5.50% 2047	4,482	3,583
Mexico City Airport Trust 5.50% 2047[8]	215	172
Moog, Inc. 4.25% 2027[8]	11,829	11,029
Mueller Water Products, Inc. 4.00% 2029[8]	5,110	4,581
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[8]	10,425	10,117
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[8]	7,630	7,331
Nielsen Finance LLC and Nielsen Finance Co. 4.75% 2031[8]	1,300	1,231
Norfolk Southern Corp. 3.05% 2050	3,727	2,872
Northrop Grumman Corp. 3.25% 2028	8,995	8,642
Otis Worldwide Corp. 2.293% 2027	2,440	2,259
PGT Innovations, Inc. 4.375% 2029[8]	19,090	16,775
Raytheon Technologies Corp. 1.90% 2031	13,845	11,393
Ritchie Bros. Holdings, Inc. 4.75% 2031[8]	19,905	19,936
Roller Bearing Company of America, Inc. 4.375% 2029[8]	2,905	2,618
Rolls-Royce PLC 5.75% 2027[8]	16,750	16,175
Sensata Technologies Holding BV 4.00% 2029[8]	8,455	7,548
Sensata Technologies, Inc. 3.75% 2031[8]	7,225	6,121
Siemens AG 1.20% 2026[8]	21,718	19,823
Siemens AG 1.70% 2028[8]	12,196	10,873
SkyMiles IP, Ltd. 4.75% 2028[8]	42,545	42,109
Stericycle, Inc. 3.875% 2029[8]	29,450	26,010
The Brink’s Co. 4.625% 2027[8]	12,800	12,144
TransDigm, Inc. 6.25% 2026[8]	61,602	61,363
TransDigm, Inc. 5.50% 2027	55,399	50,871
The Income Fund of America — Page 26 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm, Inc. 4.625% 2029	USD9,870	$8,600
Triton Container International, Ltd. 1.15% 2024[8]	3,938	3,711
Triton Container International, Ltd. 3.15% 2031[8]	7,222	6,161
Triumph Group, Inc. 6.25% 2024[8]	17,670	17,032
Triumph Group, Inc. 8.875% 2024[8]	5,981	6,197
Triumph Group, Inc. 7.75% 2025[8]	3,875	3,774
Uber Technologies, Inc. 8.00% 2026[8]	13,105	13,741
Union Pacific Corp. 3.75% 2025	4,720	4,768
Union Pacific Corp. 2.15% 2027	1,854	1,736
Union Pacific Corp. 2.40% 2030	1,931	1,734
Union Pacific Corp. 2.891% 2036	3,245	2,774
Union Pacific Corp. 2.95% 2052	5,000	3,841
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	2,328	2,328
United Airlines Holdings, Inc. 6.50% 2027[8]	31,525	32,190
United Airlines, Inc. 4.375% 2026[8]	13,880	13,415
United Airlines, Inc. 4.625% 2029[8]	33,675	30,945
United Rentals, Inc. 5.25% 2030	6,840	6,644
United Rentals, Inc. 3.875% 2031	8,600	7,597
United Rentals, Inc. 3.75% 2032	4,750	4,140
United Technologies Corp. 3.95% 2025	5,290	5,352
Vertical Holdco GMBH 7.625% 2028[8]	8,825	8,504
Vertical U.S. Newco, Inc. 5.25% 2027[8]	9,075	8,513
Virgin Australia Holdings, Ltd. 7.875% 2021[8,13]	1,750	94
WESCO Distribution, Inc. 7.125% 2025[8]	5,905	6,141
WESCO Distribution, Inc. 7.25% 2028[8]	6,435	6,651
Westinghouse Air Brake Technologies Corp. 4.40% 2024[12]	1,491	1,505
		1,613,560
Materials 1.06%
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,709
Alcoa Nederland Holding BV 5.50% 2027[8]	13,410	13,358
Alcoa Nederland Holding BV 4.125% 2029[8]	4,150	3,890
Allegheny Technologies, Inc. 4.875% 2029	29,715	27,076
Allegheny Technologies, Inc. 5.125% 2031	13,270	12,006
Anglo American Capital PLC 2.25% 2028[8]	6,553	5,826
Anglo American Capital PLC 2.625% 2030[8]	16,107	13,727
Arconic Corp. 6.00% 2025[8]	10,820	10,884
Arconic Rolled Products Corp. 6.125% 2028[8]	3,300	3,203
Ardagh Group SA 6.50% Cash 2027[8,9]	16,497	13,878
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[8]	21,920	18,813
Ardagh Packaging Finance 5.25% 2025[8]	8,343	8,296
Axalta Coating Systems, LLC 4.75% 2027[8]	14,076	13,390
Ball Corp. 3.125% 2031	20,755	17,401
BWAY Parent Co., Inc. 5.50% 2024[8]	9,890	9,669
Canpack SA / Canpack US, LLC 3.875% 2029[8]	16,315	14,033
Cleveland-Cliffs, Inc. 6.75% 2026[8]	6,645	6,973
Cleveland-Cliffs, Inc. 5.875% 2027	58,860	58,633
Cleveland-Cliffs, Inc. 7.00% 2027	1,300	1,334
Cleveland-Cliffs, Inc. 4.625% 2029[8]	34,930	32,787
Cleveland-Cliffs, Inc. 4.875% 2031[8]	8,989	8,327
Constellium SE 3.75% 2029[8]	12,685	10,987
CRH America, Inc. 5.125% 2045[8]	350	367
CVR Partners LP 6.125% 2028[8]	12,450	12,219
Dow Chemical Co. 3.625% 2026	1,616	1,607
The Income Fund of America — Page 27 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 3.60% 2050	USD13,746	$11,316
Element Solutions, Inc. 3.875% 2028[8]	21,085	18,875
First Quantum Minerals, Ltd. 6.50% 2024[8]	35,546	35,638
First Quantum Minerals, Ltd. 7.50% 2025[8]	66,150	67,047
First Quantum Minerals, Ltd. 6.875% 2026[8]	24,125	24,220
First Quantum Minerals, Ltd. 6.875% 2027[8]	91,910	92,478
FMG Resources 4.375% 2031[8]	23,205	20,565
FXI Holdings, Inc. 7.875% 2024[8]	33,858	33,421
FXI Holdings, Inc. 12.25% 2026[8]	32,897	35,118
GPC Merger Sub, Inc. 7.125% 2028[8]	13,795	12,456
International Flavors & Fragrances, Inc. 1.832% 2027[8]	3,375	2,979
International Flavors & Fragrances, Inc. 3.468% 2050[8]	5,000	3,876
International Paper Co. 7.30% 2039	5,615	6,946
Joseph T. Ryerson & Son, Inc. 8.50% 2028[8]	3,391	3,649
Kaiser Aluminum Corp. 4.625% 2028[8]	12,820	11,783
Labl, Inc. 8.25% 2029[8]	14,070	11,564
LSB Industries, Inc. 6.25% 2028[8]	10,285	10,093
LYB International Finance III, LLC 2.25% 2030	6,439	5,473
LYB International Finance III, LLC 3.375% 2040	4,486	3,642
LYB International Finance III, LLC 3.625% 2051	36,739	29,576
LYB International Finance III, LLC 3.80% 2060	4,106	3,180
Mercer International, Inc. 5.125% 2029	6,055	5,635
Methanex Corp. 5.125% 2027	82,955	79,738
Mineral Resources, Ltd. 8.50% 2030[8]	30,090	29,752
Mosaic Co. 3.25% 2022	1,500	1,506
Nova Chemicals Corp. 4.25% 2029[8]	23,100	20,023
Novelis Corp. 4.75% 2030[8]	36,553	33,670
Novelis Corp. 3.875% 2031[8]	26,582	22,837
Nutrien, Ltd. 1.90% 2023	7,974	7,895
Praxair, Inc. 1.10% 2030	4,407	3,590
Rayonier A.M. Products, Inc. 7.625% 2026[8]	1,564	1,487
Rio Tinto Finance (USA), Ltd. 2.75% 2051	7,348	5,602
SCIH Salt Holdings, Inc. 4.875% 2028[8]	52,540	45,480
SCIH Salt Holdings, Inc. 6.625% 2029[8]	27,965	22,342
Scotts Miracle-Gro Co. 4.50% 2029	18,840	16,566
Scotts Miracle-Gro Co. 4.375% 2032	21,605	18,081
Sealed Air Corp. 4.00% 2027[8]	19,239	18,107
Sherwin-Williams Company 3.80% 2049	10,414	8,924
Silgan Holdings, Inc. 4.125% 2028	12,714	11,875
South32 Treasury USA 4.35% 2032[8]	3,986	3,850
Summit Materials, Inc. 6.50% 2027[8]	9,760	9,741
Summit Materials, Inc. 5.25% 2029[8]	12,425	11,671
Trivium Packaging BV 5.50% 2026[8]	9,902	9,582
Trivium Packaging BV 8.50% 2027[8]	7,865	7,777
Valvoline, Inc. 4.25% 2030[8]	11,680	10,154
Valvoline, Inc. 3.625% 2031[8]	14,104	11,486
Venator Materials Corp. 5.75% 2025[8]	55,700	45,753
Venator Materials Corp. 9.50% 2025[8]	24,147	25,226
W. R. Grace Holdings LLC 4.875% 2027[8]	11,595	10,916
W. R. Grace Holdings LLC 5.625% 2029[8]	9,455	8,078
Warrior Met Coal, Inc. 7.875% 2028[8]	36,280	38,011
The Income Fund of America — Page 28 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 5.00% 2046	USD350	$347
Westlake Chemical Corp. 4.375% 2047	300	273
		1,310,263
Utilities 1.02%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[8]	543	548
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[8]	11,395	11,634
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[8]	200	206
AEP Transmission Co. LLC 3.65% 2050	250	215
AES Corp. 3.30% 2025[8]	17,950	17,409
American Electric Power Company, Inc. 2.95% 2022	12,065	12,117
American Electric Power Company, Inc. 4.30% 2028	3,300	3,297
American Water Cap Corp. 2.80% 2030	1,200	1,098
AmeriGas Partners LP 5.50% 2025	6,850	6,755
Calpine Corp. 5.125% 2028[8]	12,315	11,202
Calpine Corp. 3.75% 2031[8]	12,570	10,610
Colbun SA 3.95% 2027[8]	1,554	1,509
Comisión Federal de Electricidad 4.688% 2029[8]	14,525	13,463
Comisión Federal de Electricidad 3.348% 2031[8]	9,000	7,265
Comisión Federal de Electricidad 4.677% 2051[8]	9,162	6,547
Commonwealth Edison Co. 3.85% 2052	5,225	4,800
Consolidated Edison Company of New York, Inc. 3.60% 2061	8,390	6,767
Dominion Resources, Inc., junior subordinated, 3.071% 2024[12]	2,550	2,519
Duke Energy Indiana, Inc. 4.90% 2043	14,785	14,928
Duke Energy Indiana, Inc. 3.25% 2049	3,100	2,543
Duke Energy Progress, Inc. 4.15% 2044	2,110	1,975
Edison International 3.125% 2022	3,970	3,977
Edison International 3.55% 2024	20,475	20,250
Edison International 4.95% 2025	400	407
Edison International 5.75% 2027	6,745	7,000
Edison International 4.125% 2028	5,866	5,661
EDP Finance BV 3.625% 2024[8]	10,175	10,092
Electricité de France SA 4.75% 2035[8]	8,250	8,070
Electricité de France SA 4.875% 2038[8]	1,750	1,700
Emera US Finance LP 0.833% 2024	1,675	1,570
Emera US Finance LP 2.639% 2031	2,100	1,800
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]	36,024	36,654
Empresa Nacional de Electricidad SA 4.25% 2024	900	895
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[8,12]	37,337	39,525
Entergy Corp. 2.80% 2030	6,650	5,857
Entergy Louisiana, LLC 4.20% 2048	5,125	4,909
Eversource Energy 3.80% 2023	4,095	4,136
Exelon Corp., junior subordinated, 3.497% 2022[12]	8,000	8,000
FirstEnergy Corp. 1.60% 2026	989	906
FirstEnergy Corp. 3.50% 2028[8]	2,500	2,358
FirstEnergy Corp. 4.10% 2028[8]	1,325	1,297
FirstEnergy Corp. 2.25% 2030	900	753
FirstEnergy Corp. 2.65% 2030	6,430	5,463
FirstEnergy Corp. 7.375% 2031	14,320	16,445
FirstEnergy Corp. 3.40% 2050	15,250	11,386
FirstEnergy Corp., Series A, 3.10% 2022[12]	48,325	48,308
FirstEnergy Corp., Series B, 4.40% 2027[12]	55,337	53,751
FirstEnergy Transmission LLC 2.866% 2028[8]	10,750	9,614
The Income Fund of America — Page 29 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Georgia Power Co. 2.65% 2029	USD450	$406
Georgia Power Co. 3.70% 2050	1,862	1,529
Gulf Power Co. 3.30% 2027	600	588
Interstate Power and Light Co. 3.25% 2024	3,250	3,231
Israel Electric Corp., Ltd. 8.10% 2096[8]	4,905	6,646
Jersey Central Power & Light Co. 2.75% 2032[8]	1,025	902
Mississippi Power Co. 3.95% 2028	6,437	6,347
Mississippi Power Co. 4.25% 2042	2,550	2,310
Monongahela Power Co. 3.55% 2027[8]	2,550	2,481
Northern States Power Co. 4.125% 2044	6,475	6,199
Northern States Power Co. 3.20% 2052	4,715	3,932
NRG Energy, Inc. 3.375% 2029[8]	355	301
NRG Energy, Inc. 3.625% 2031[8]	15,875	13,241
Pacific Gas and Electric Co. 1.75% 2022	30,000	29,982
Pacific Gas and Electric Co. 1.367% 2023	16,175	15,945
Pacific Gas and Electric Co. 3.85% 2023	8,710	8,688
Pacific Gas and Electric Co. 4.25% 2023	20,475	20,565
Pacific Gas and Electric Co. 3.40% 2024	4,510	4,414
Pacific Gas and Electric Co. 3.45% 2025	1,250	1,200
Pacific Gas and Electric Co. 2.95% 2026	22,350	20,708
Pacific Gas and Electric Co. 3.15% 2026	43,971	41,370
Pacific Gas and Electric Co. 2.10% 2027	750	647
Pacific Gas and Electric Co. 3.30% 2027	28,000	25,498
Pacific Gas and Electric Co. 3.30% 2027	10,863	10,058
Pacific Gas and Electric Co. 3.00% 2028	7,415	6,640
Pacific Gas and Electric Co. 3.75% 2028	16,225	14,935
Pacific Gas and Electric Co. 4.65% 2028	10,211	9,753
Pacific Gas and Electric Co. 4.55% 2030	64,037	59,439
Pacific Gas and Electric Co. 2.50% 2031	28,189	22,339
Pacific Gas and Electric Co. 3.25% 2031	5,850	4,912
Pacific Gas and Electric Co. 3.30% 2040	4,050	2,956
Pacific Gas and Electric Co. 3.75% 2042	17,045	12,565
Pacific Gas and Electric Co. 3.50% 2050	5,080	3,548
PacifiCorp 3.30% 2051	1,150	941
PacifiCorp, First Mortgage Bonds, 4.125% 2049	11,000	10,148
PG&E Corp. 5.00% 2028	46,990	43,304
PG&E Corp. 5.25% 2030	41,890	38,147
Progress Energy, Inc. 7.00% 2031	4,000	4,686
Public Service Electric and Gas Co. 3.15% 2050	1,950	1,608
Public Service Enterprise Group, Inc. 2.65% 2022	2,075	2,079
Southern California Edison Co. 1.10% 2024	5,000	4,800
Southern California Edison Co. 3.70% 2025	450	449
Southern California Edison Co. 2.85% 2029	8,900	8,038
Southern California Edison Co. 4.20% 2029	14,250	14,029
Southern California Edison Co. 2.25% 2030	909	779
Southern California Edison Co. 2.75% 2032	5,050	4,381
Southern California Edison Co. 5.35% 2035	17,725	18,302
Southern California Edison Co. 5.75% 2035	4,400	4,693
Southern California Edison Co. 5.625% 2036	16,750	17,497
Southern California Edison Co. 5.55% 2037	3,556	3,708
Southern California Edison Co. 5.95% 2038	9,331	10,055
Southern California Edison Co. 4.50% 2040	19,690	18,224
Southern California Edison Co. 4.00% 2047	15,392	13,204
Southern California Edison Co. 4.125% 2048	17,200	14,920
The Income Fund of America — Page 30 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.875% 2049	USD675	$656
Southern California Edison Co. 3.65% 2050	15,972	12,839
Southern California Edison Co. 3.45% 2052	7,445	5,886
Southern California Edison Co., Series C, 3.60% 2045	11,875	9,597
Southern Co. 4.25% 2036	1,300	1,228
Southern Co. 4.40% 2046	2,100	1,917
Southwestern Electric Power Co. 1.65% 2026	5,075	4,678
Talen Energy Corp. 10.50% 2026[8]	10,925	4,058
Talen Energy Corp. 7.25% 2027[8]	78,144	74,931
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.514% 2026[10,11]	29,286	27,212
Talen Energy Supply, LLC 7.625% 2028[8]	28,905	27,751
Targa Resources Partners LP 4.00% 2032	7,700	6,995
Venture Global Calcasieu Pass, LLC 3.875% 2029[8]	20,300	18,550
Virginia Electric and Power Co. 3.45% 2024	560	562
Virginia Electric and Power Co. 3.10% 2025	2,625	2,591
Virginia Electric and Power Co. 2.40% 2032	9,625	8,313
Wisconsin Power and Light Co. 3.65% 2050	350	303
Xcel Energy, Inc. 1.75% 2027	2,975	2,697
Xcel Energy, Inc. 2.60% 2029	3,500	3,099
Xcel Energy, Inc. 2.35% 2031	2,525	2,140
		1,262,461
Consumer staples 0.59%
7-Eleven, Inc. 0.80% 2024[8]	11,565	11,027
7-Eleven, Inc. 0.95% 2026[8]	4,700	4,207
7-Eleven, Inc. 1.30% 2028[8]	6,710	5,706
7-Eleven, Inc. 1.80% 2031[8]	7,001	5,666
Albertsons Companies, Inc. 3.50% 2029[8]	6,195	5,227
Altria Group, Inc. 5.80% 2039	22,295	22,130
Altria Group, Inc. 3.40% 2041	9,000	6,602
Altria Group, Inc. 4.50% 2043	4,000	3,338
Altria Group, Inc. 5.95% 2049	17,533	17,168
Altria Group, Inc. 3.70% 2051	8,507	6,077
Anheuser-Busch InBev NV 4.00% 2028	8,025	7,994
Anheuser-Busch InBev NV 5.45% 2039	5,182	5,519
Anheuser-Busch InBev NV 4.95% 2042	9,095	9,069
Anheuser-Busch InBev NV 4.60% 2048	700	660
Anheuser-Busch InBev NV 5.55% 2049	3,550	3,799
Anheuser-Busch InBev NV 4.50% 2050	3,400	3,188
B&G Foods, Inc. 5.25% 2025	12,250	11,683
B&G Foods, Inc. 5.25% 2027	17,875	16,407
British American Tobacco International Finance PLC 3.95% 2025[8]	13,039	12,876
British American Tobacco International Finance PLC 1.668% 2026	8,990	8,075
British American Tobacco PLC 3.222% 2024	8,000	7,896
British American Tobacco PLC 3.215% 2026	8,308	7,864
British American Tobacco PLC 3.557% 2027	1,479	1,381
British American Tobacco PLC 2.259% 2028	9,610	8,222
British American Tobacco PLC 4.448% 2028	8,000	7,715
British American Tobacco PLC 4.742% 2032	8,000	7,510
British American Tobacco PLC 4.39% 2037	13,368	11,398
British American Tobacco PLC 4.54% 2047	31,490	25,009
British American Tobacco PLC 4.758% 2049	20,764	16,971
British American Tobacco PLC 5.282% 2050	5,000	4,454
Central Garden & Pet Co. 4.125% 2030	22,866	19,802
The Income Fund of America — Page 31 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 4.125% 2031[8]	USD14,030	$12,053
Conagra Brands, Inc. 1.375% 2027	2,000	1,701
Constellation Brands, Inc. 3.20% 2023	2,060	2,064
Constellation Brands, Inc. 2.25% 2031	4,463	3,705
Coty, Inc. 4.75% 2029[8]	6,970	6,213
Darling Ingredients, Inc. 5.25% 2027[8]	19,295	19,319
Edgewell Personal Care Co. 5.50% 2028[8]	4,040	3,915
Energizer Holdings, Inc. 4.375% 2029[8]	14,640	12,209
Imperial Tobacco Finance PLC 3.50% 2023[8]	10,000	9,998
Ingles Markets, Inc. 4.00% 2031[8]	21,200	19,072
JBS Luxembourg SARL 2.50% 2027[8]	12,702	11,415
JBS Luxembourg SARL 3.625% 2032[8]	5,113	4,372
JBS USA Lux SA 3.00% 2029[8]	9,210	8,209
JBS USA Lux SA 5.50% 2030[8]	1,120	1,107
JBS USA Lux SA 3.00% 2032[8]	9,000	7,514
Kraft Heinz Company 4.625% 2039	4,350	4,021
Kraft Heinz Company 5.20% 2045	10,110	9,911
Kraft Heinz Company 4.375% 2046	5,185	4,550
Kraft Heinz Company 4.875% 2049	2,285	2,132
Kronos Acquisition Holdings, Inc. 5.00% 2026[8]	20,850	18,481
Kronos Acquisition Holdings, Inc. 7.00% 2027[8]	10,670	8,444
Lamb Weston Holdings, Inc. 4.125% 2030[8]	33,025	29,514
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.756% 2026[10,11]	46,032	45,679
PepsiCo, Inc. 1.95% 2031	6,004	5,155
PepsiCo, Inc. 2.625% 2041	12,500	10,180
PepsiCo, Inc. 2.75% 2051	10,000	7,869
Performance Food Group, Inc. 5.50% 2027[8]	5,560	5,403
Performance Food Group, Inc. 4.25% 2029[8]	9,325	8,301
Philip Morris International, Inc. 2.375% 2022	5,035	5,044
Philip Morris International, Inc. 0.875% 2026	10,101	9,075
Philip Morris International, Inc. 1.75% 2030	9,986	8,174
Post Holdings, Inc. 5.625% 2028[8]	9,935	9,410
Post Holdings, Inc. 5.50% 2029[8]	20,825	18,975
Post Holdings, Inc. 4.625% 2030[8]	32,715	28,010
Prestige Brands International, Inc. 5.125% 2028[8]	8,162	7,764
Prestige Brands International, Inc. 3.75% 2031[8]	7,445	6,323
Reynolds American, Inc. 5.70% 2035	3,130	3,093
Reynolds American, Inc. 5.85% 2045	18,028	16,854
Simmons Foods, Inc. 4.625% 2029[8]	34,802	31,450
Spectrum Brands, Inc. 5.00% 2029[8]	1,617	1,506
Spectrum Brands, Inc. 5.50% 2030[8]	6,240	5,818
Spectrum Brands, Inc. 3.875% 2031[8]	4,233	3,551
US Foods, Inc. 4.625% 2030[8]	10,065	9,020
		731,213
Information technology 0.54%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,11]	43,850	42,386
Analog Devices, Inc. 1.70% 2028	4,459	3,910
Analog Devices, Inc. 2.10% 2031	3,937	3,396
Analog Devices, Inc. 2.80% 2041	8,586	6,956
Analog Devices, Inc. 2.95% 2051	5,668	4,451
Apple, Inc. 0.70% 2026	8,500	7,770
Apple, Inc. 1.20% 2028	17,000	14,897
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[10,11]	10,708	10,723
The Income Fund of America — Page 32 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Avaya, Inc. 6.125% 2028[8]	USD7,100	$6,600
Black Knight, Inc. 3.625% 2028[8]	21,590	20,051
BMC Software, Inc. 9.125% 2026[8]	14,050	14,241
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[10,11]	12,375	12,245
Booz Allen Hamilton, Inc. 4.00% 2029[8]	21,967	20,291
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	6,974	6,811
Broadcom, Inc. 3.15% 2025	954	931
Broadcom, Inc. 4.00% 2029[8]	3,220	3,075
Broadcom, Inc. 4.15% 2032[8]	12,651	11,753
Broadcom, Inc. 2.60% 2033[8]	8,573	6,897
Broadcom, Inc. 3.419% 2033[8]	3,146	2,702
Broadcom, Inc. 3.469% 2034[8]	45,119	38,344
Broadcom, Inc. 3.137% 2035[8]	15,359	12,421
Broadcom, Inc. 3.187% 2036[8]	10,450	8,262
Broadcom, Inc. 3.50% 2041[8]	13,408	10,444
CommScope Finance LLC 6.00% 2026[8]	29,025	27,426
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 2023[10,11]	5,505	5,284
Diebold Nixdorf, Inc. 9.375% 2025[8]	62,360	55,278
Diebold, Inc. 8.50% 2024	14,425	9,500
Entegris Escrow Corp. 4.75% 2029[8]	9,145	8,826
Entegris, Inc. 3.625% 2029[8]	30,000	26,433
Fair Isaac Corp. 4.00% 2028[8]	22,105	20,226
Fidelity National Information Services, Inc. 1.65% 2028	1,265	1,099
Fidelity National Information Services, Inc. 2.25% 2031	3,420	2,870
Fidelity National Information Services, Inc. 3.10% 2041	2,027	1,588
Fiserv, Inc. 2.65% 2030	5,402	4,697
Gartner, Inc. 4.50% 2028[8]	16,625	15,957
Gartner, Inc. 3.625% 2029[8]	6,543	5,865
Gartner, Inc. 3.75% 2030[8]	5,300	4,735
Mastercard, Inc. 2.00% 2031	10,603	9,140
Microsoft Corp. 2.65% 2022	6,000	6,019
Microsoft Corp. 2.875% 2024	6,865	6,877
Microsoft Corp. 2.921% 2052	6,000	4,876
MoneyGram International, Inc. 5.375% 2026[8]	9,820	10,029
NCR Corp. 5.125% 2029[8]	32,115	30,643
PayPal Holdings, Inc. 2.65% 2026	5,910	5,666
PayPal Holdings, Inc. 2.30% 2030	3,300	2,886
Rocket Software, Inc. 6.50% 2029[8]	13,500	11,576
Sabre GLBL, Inc. 7.375% 2025[8]	7,125	7,221
Sabre Holdings Corp. 9.25% 2025[8]	5,100	5,450
salesforce.com, inc. 1.95% 2031	5,450	4,677
salesforce.com, inc. 2.70% 2041	7,025	5,595
Simon Property Group LP 3.50% 2025	3,750	3,729
Simon Property Group LP 2.65% 2030	4,100	3,616
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.764% 2028[10,11]	11,069	11,005
Square, Inc. 3.50% 2031[8]	14,380	12,066
Synaptics, Inc. 4.00% 2029[8]	3,700	3,267
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[10,11]	23,244	23,198
Unisys Corp. 6.875% 2027[8]	3,200	3,216
VeriSign, Inc. 2.70% 2031	3,020	2,611
Veritas Holdings, Ltd. 7.50% 2025[8]	14,865	13,123
Viavi Solutions, Inc. 3.75% 2029[8]	4,675	4,212
The Income Fund of America — Page 33 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Visa, Inc. 3.15% 2025	USD8,000	$7,949
Xerox Corp. 5.00% 2025[8]	15,650	15,043
		673,031
Real estate 0.52%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	967
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	4,359
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,200
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	5,563
American Campus Communities, Inc. 4.125% 2024	24,700	24,992
American Campus Communities, Inc. 3.625% 2027	7,600	7,545
American Tower Corp. 1.45% 2026	9,408	8,407
American Tower Corp. 1.60% 2026	7,822	7,113
American Tower Corp. 3.55% 2027	2,525	2,413
American Tower Corp. 2.30% 2031	2,500	2,037
American Tower Corp. 2.95% 2051	5,000	3,429
Brandywine Operating Partnership LP 3.95% 2023	1,639	1,645
Brookfield Property REIT, Inc. 5.75% 2026[8]	34,590	33,554
Corporate Office Properties LP 2.75% 2031	7,219	6,133
Diversified Healthcare Trust 4.375% 2031	14,315	11,132
Equinix, Inc. 1.45% 2026	15,835	14,289
Equinix, Inc. 2.50% 2031	2,736	2,301
Equinix, Inc. 3.40% 2052	828	643
Essex Portfolio LP 3.875% 2024	5,900	5,926
Essex Portfolio LP 3.50% 2025	1,920	1,908
Extra Space Storage, Inc. 2.35% 2032	2,199	1,812
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,494
Howard Hughes Corp. 5.375% 2028[8]	62,120	60,303
Howard Hughes Corp. 4.125% 2029[8]	35,055	31,612
Howard Hughes Corp. 4.375% 2031[8]	50,175	44,704
Invitation Homes Operating Partnership LP 2.00% 2031	3,800	3,046
Iron Mountain, Inc. 4.875% 2027[8]	10,665	10,198
Iron Mountain, Inc. 5.00% 2028[8]	15,096	14,321
Iron Mountain, Inc. 5.25% 2028[8]	17,489	16,686
Iron Mountain, Inc. 5.25% 2030[8]	33,830	31,065
Iron Mountain, Inc. 4.50% 2031[8]	19,670	16,892
Kennedy-Wilson Holdings, Inc. 4.75% 2029	56,615	52,300
Kennedy-Wilson Holdings, Inc. 4.75% 2030	33,682	30,442
Kennedy-Wilson Holdings, Inc. 5.00% 2031	34,353	31,053
Ladder Capital Corp. 5.25% 2025[8]	4,494	4,421
Medical Properties Trust, Inc. 5.00% 2027	6,300	6,052
Medical Properties Trust, Inc. 3.50% 2031	5,178	4,406
Park Intermediate Holdings LLC 4.875% 2029[8]	13,440	12,327
Public Storage 1.85% 2028	8,037	7,161
Public Storage 1.95% 2028	8,107	7,210
Public Storage 2.30% 2031	1,742	1,510
Realogy Corp. 5.75% 2029[8]	32,220	27,070
Realogy Corp. 5.25% 2030[8]	21,920	17,788
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[8]	11,350	10,269
RLJ Lodging Trust, LP 4.00% 2029[8]	17,780	15,896
Scentre Group 3.25% 2025[8]	10,365	10,158
Scentre Group 3.50% 2025[8]	5,455	5,406
Scentre Group 3.75% 2027[8]	3,000	2,959
Sun Communities Operating LP 2.30% 2028	6,066	5,327
The Income Fund of America — Page 34 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating LP 2.70% 2031	USD2,191	$1,868
WeWork Companies, LLC 5.00% 2025[8]	20,000	16,253
		649,565
Total corporate bonds, notes & loans		18,910,701
U.S. Treasury bonds & notes 2.97% U.S. Treasury 1.71%
U.S. Treasury 0.125% 2022	50,000	49,958
U.S. Treasury 2.125% 2022	28,000	28,072
U.S. Treasury 0.125% 2023	1,890	1,833
U.S. Treasury 1.625% 2023	21,000	20,894
U.S. Treasury 2.375% 2023	10,000	10,040
U.S. Treasury 2.75% 2023	66,300	66,595
U.S. Treasury 2.75% 2023	10,000	10,059
U.S. Treasury 6.25% 2023	7,100	7,450
U.S. Treasury 0.25% 2024	14,000	13,378
U.S. Treasury 0.375% 2024	75,000	70,757
U.S. Treasury 1.75% 2024	20,000	19,562
U.S. Treasury 2.125% 2024	10,000	9,890
U.S. Treasury 2.25% 2024	3,122	3,094
U.S. Treasury 0.25% 2025	32,540	29,835
U.S. Treasury 0.25% 2025	32,594	29,822
U.S. Treasury 0.375% 2025	30,500	28,296
U.S. Treasury 2.625% 2025	799	793
U.S. Treasury 0.75% 2026	37,124	34,041
U.S. Treasury 0.75% 2026	24,373	22,178
U.S. Treasury 0.875% 2026	5,558	5,076
U.S. Treasury 1.125% 2026	1,963	1,810
U.S. Treasury 1.625% 2026	20,000	18,849
U.S. Treasury 0.50% 2027	10,000	8,784
U.S. Treasury 2.50% 2027	67,746	66,341
U.S. Treasury 1.125% 2028	32,969	29,439
U.S. Treasury 1.50% 2028	10,000	9,113
U.S. Treasury 1.50% 2030	31,651	28,533
U.S. Treasury 1.625% 2031	31,156	27,983
U.S. Treasury 1.875% 2032	460,489	420,260
U.S. Treasury 1.375% 2040[14]	149,316	111,627
U.S. Treasury 1.75% 2041	17,045	13,493
U.S. Treasury 1.875% 2041	18,564	15,144
U.S. Treasury 2.00% 2041	11,924	9,858
U.S. Treasury 2.25% 2041	25,000	21,644
U.S. Treasury 2.375% 2042	16,233	14,334
U.S. Treasury 2.875% 2046	27,970	26,604
U.S. Treasury 2.875% 2049	25,000	24,223
U.S. Treasury 2.00% 2050	20,000	16,120
U.S. Treasury 1.875% 2051[14]	434,891	340,520
U.S. Treasury 1.875% 2051	120,019	93,943
U.S. Treasury 2.00% 2051[14]	3,237	2,612
U.S. Treasury 2.375% 2051	20,829	18,313
U.S. Treasury 2.25% 2052[14]	405,000	347,161
		2,128,331
The Income Fund of America — Page 35 of 54

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.26%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	USD277,196	$288,588
U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	10,392	10,781
U.S. Treasury Inflation-Protected Security 0.50% 2024[15]	122,327	127,644
U.S. Treasury Inflation-Protected Security 0.625% 2024[15]	92,383	96,469
U.S. Treasury Inflation-Protected Security 0.125% 2025[15]	284,755	294,680
U.S. Treasury Inflation-Protected Security 0.125% 2025[15]	171,352	177,213
U.S. Treasury Inflation-Protected Security 0.25% 2025[15]	28,979	30,120
U.S. Treasury Inflation-Protected Security 0.375% 2025[15]	140,831	147,317
U.S. Treasury Inflation-Protected Security 0.125% 2026[15]	166,515	171,407
U.S. Treasury Inflation-Protected Security 0.125% 2026[15]	52,419	54,171
U.S. Treasury Inflation-Protected Security 0.125% 2026[15]	31,139	32,093
U.S. Treasury Inflation-Protected Security 0.625% 2026[15]	9,614	10,107
U.S. Treasury Inflation-Protected Security 0.25% 2029[15]	4,713	4,856
U.S. Treasury Inflation-Protected Security 0.875% 2029[15]	67,397	72,143
U.S. Treasury Inflation-Protected Security 0.125% 2031[15]	41,648	42,303
		1,559,892
Total U.S. Treasury bonds & notes		3,688,223
Mortgage-backed obligations 1.78% Federal agency mortgage-backed obligations 1.46%
Fannie Mae Pool #932119 4.50% 2024[16]	124	127
Fannie Mae Pool #995265 5.50% 2024[16]	5	5
Fannie Mae Pool #AD8191 4.00% 2025[16]	77	78
Fannie Mae Pool #AD6392 4.50% 2025[16]	103	106
Fannie Mae Pool #AD3149 4.50% 2025[16]	58	60
Fannie Mae Pool #AD5692 4.50% 2025[16]	52	53
Fannie Mae Pool #AD6119 4.50% 2025[16]	43	43
Fannie Mae Pool #AI6180 4.00% 2026[16]	39	39
Fannie Mae Pool #AL2940 3.50% 2027[16]	182	183
Fannie Mae Pool #AL8347 4.00% 2029[16]	220	224
Fannie Mae Pool #BM1231 3.50% 2031[16]	171	172
Fannie Mae Pool #BJ5674 3.00% 2033[16]	187	186
Fannie Mae Pool #MA3541 4.00% 2033[16]	169	173
Fannie Mae Pool #BJ6249 4.00% 2033[16]	163	167
Fannie Mae Pool #254767 5.50% 2033[16]	119	126
Fannie Mae Pool #MA3611 4.00% 2034[16]	69	71
Fannie Mae Pool #BN1085 4.00% 2034[16]	9	9
Fannie Mae Pool #735228 5.50% 2035[16]	104	110
Fannie Mae Pool #AS8554 3.00% 2036[16]	12,365	11,953
Fannie Mae Pool #BE4703 3.00% 2036[16]	612	593
Fannie Mae Pool #888795 5.50% 2036[16]	682	726
Fannie Mae Pool #256308 6.00% 2036[16]	169	187
Fannie Mae Pool #878099 6.00% 2036[16]	129	140
Fannie Mae Pool #880426 6.00% 2036[16]	59	62
Fannie Mae Pool #888637 6.00% 2037[16]	1,060	1,172
Fannie Mae Pool #936999 6.00% 2037[16]	350	376
Fannie Mae Pool #950991 6.00% 2037[16]	321	347
Fannie Mae Pool #945832 6.50% 2037[16]	90	98
Fannie Mae Pool #941315 6.50% 2037[16]	28	30
Fannie Mae Pool #995674 6.00% 2038[16]	595	659
Fannie Mae Pool #929964 6.00% 2038[16]	368	406
Fannie Mae Pool #AE0967 3.50% 2039[16]	95	94
Fannie Mae Pool #932274 4.50% 2039[16]	5,556	5,798
The Income Fund of America — Page 36 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AC0479 6.00% 2039[16]	USD294	$322
Fannie Mae Pool #AE0443 6.50% 2039[16]	125	136
Fannie Mae Pool #AE4483 4.00% 2040[16]	1,325	1,339
Fannie Mae Pool #AE8073 4.00% 2040[16]	122	124
Fannie Mae Pool #AD4927 5.00% 2040[16]	1,449	1,536
Fannie Mae Pool #MA4387 2.00% 2041[16]	13,178	11,843
Fannie Mae Pool #AE0828 3.50% 2041[16]	39	38
Fannie Mae Pool #AB4050 4.00% 2041[16]	223	227
Fannie Mae Pool #AJ4189 4.00% 2041[16]	138	140
Fannie Mae Pool #AJ4154 4.00% 2041[16]	118	120
Fannie Mae Pool #AJ0257 4.00% 2041[16]	44	44
Fannie Mae Pool #AB2470 4.50% 2041[16]	19	20
Fannie Mae Pool #AI8482 5.00% 2041[16]	64	68
Fannie Mae Pool #AI3422 5.00% 2041[16]	61	65
Fannie Mae Pool #AI5571 5.00% 2041[16]	55	58
Fannie Mae Pool #AI4836 5.00% 2041[16]	48	51
Fannie Mae Pool #AB5377 3.50% 2042[16]	13,307	13,160
Fannie Mae Pool #AO9140 3.50% 2042[16]	4,624	4,572
Fannie Mae Pool #AL2745 4.00% 2042[16]	938	954
Fannie Mae Pool #890407 4.00% 2042[16]	323	329
Fannie Mae Pool #AU3742 3.50% 2043[16]	9,013	8,896
Fannie Mae Pool #AU8813 4.00% 2043[16]	1,701	1,740
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,257	1,286
Fannie Mae Pool #AU9350 4.00% 2043[16]	978	995
Fannie Mae Pool #AL8354 3.50% 2045[16]	5,035	4,977
Fannie Mae Pool #FM2795 3.00% 2046[16]	17,149	16,387
Fannie Mae Pool #AS8310 3.00% 2046[16]	1,725	1,654
Fannie Mae Pool #FM5245 3.50% 2046[16]	49,076	48,413
Fannie Mae Pool #BC0157 3.50% 2046[16]	22,380	22,070
Fannie Mae Pool #AL8522 3.50% 2046[16]	10,742	10,610
Fannie Mae Pool #BM1179 3.00% 2047[16]	2,091	2,005
Fannie Mae Pool #CA0854 3.50% 2047[16]	6,530	6,416
Fannie Mae Pool #CA0770 3.50% 2047[16]	352	346
Fannie Mae Pool #BM4413 4.50% 2047[16]	4,124	4,246
Fannie Mae Pool #947661 6.50% 2047[16]	35	35
Fannie Mae Pool #947554 7.00% 2047[16]	136	148
Fannie Mae Pool #920015 7.00% 2047[16]	80	86
Fannie Mae Pool #257036 7.00% 2047[16]	9	10
Fannie Mae Pool #BF0293 3.00% 2048[16]	10,382	9,922
Fannie Mae Pool #BF0318 3.50% 2048[16]	8,582	8,442
Fannie Mae Pool #FM1784 4.00% 2048[16]	8,764	8,830
Fannie Mae Pool #CA1542 4.00% 2048[16]	6,307	6,374
Fannie Mae Pool #CA4756 3.00% 2049[16]	24,525	23,271
Fannie Mae Pool #CA3807 3.00% 2049[16]	1,928	1,833
Fannie Mae Pool #CA3806 3.00% 2049[16]	1,259	1,198
Fannie Mae Pool #CA4112 3.50% 2049[16]	41,488	40,807
Fannie Mae Pool #CA4804 3.50% 2049[16]	41,194	40,339
Fannie Mae Pool #CA3814 3.50% 2049[16]	36,554	35,954
Fannie Mae Pool #CA4802 3.50% 2049[16]	31,386	30,807
Fannie Mae Pool #FM2318 3.50% 2049[16]	21,838	21,386
Fannie Mae Pool #FM2092 3.50% 2049[16]	15,368	15,050
Fannie Mae Pool #FM1954 3.50% 2049[16]	5,434	5,297
Fannie Mae Pool #FM1589 3.50% 2049[16]	3,509	3,423
Fannie Mae Pool #CA3976 4.00% 2049[16]	65,145	65,637
The Income Fund of America — Page 37 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA3184 4.00% 2049[16]	USD11,468	$11,581
Fannie Mae Pool #CA4432 4.00% 2049[16]	7,344	7,400
Fannie Mae Pool #FM1668 4.00% 2049[16]	6,253	6,300
Fannie Mae Pool #CA8285 3.00% 2050[16]	3,342	3,180
Fannie Mae Pool #CB2319 2.50% 2051[16]	5,148	4,713
Fannie Mae Pool #CB2375 2.50% 2051[16]	5,056	4,623
Fannie Mae Pool #CB2372 2.50% 2051[16]	2,487	2,277
Fannie Mae Pool #BT9483 2.50% 2051[16]	2,465	2,258
Fannie Mae Pool #BT9510 2.50% 2051[16]	1,975	1,810
Fannie Mae Pool #CA9302 3.00% 2051[16]	63,490	60,577
Fannie Mae Pool #CA8968 3.00% 2051[16]	40,394	38,265
Fannie Mae Pool #BQ4562 3.00% 2051[16]	13,612	12,895
Fannie Mae Pool #CA8969 3.00% 2051[16]	4,545	4,303
Fannie Mae Pool #BF0167 3.00% 2057[16]	961	921
Fannie Mae Pool #BF0145 3.50% 2057[16]	17,252	16,970
Fannie Mae Pool #BF0264 3.50% 2058[16]	14,722	14,481
Fannie Mae Pool #BF0332 3.00% 2059[16]	77,982	74,719
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[11,16]	—[5]	—[5]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[11,16]	—[5]	—[5]
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[16]	1,138	1,215
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[16]	515	560
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	126	134
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[16]	114	122
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	99	111
Fannie Mae, Series 2002-W1, Class 2A, 5.056% 2042[11,16]	253	257
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,16]	1,290	1,292
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,16]	4,414	4,412
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,16]	3,845	3,879
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,16]	5,809	5,791
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,16]	2,788	2,798
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.557% 2026[11,16]	13,448	13,062
Freddie Mac Pool #J38387 3.00% 2033[16]	36	35
Freddie Mac Pool #G04805 4.50% 2035[16]	2,955	3,087
Freddie Mac Pool #K93766 3.00% 2036[16]	455	441
Freddie Mac Pool #K93772 3.00% 2036[16]	379	367
Freddie Mac Pool #G04553 6.50% 2038[16]	309	334
Freddie Mac Pool #G08353 4.50% 2039[16]	236	246
Freddie Mac Pool #A87892 5.00% 2039[16]	679	718
Freddie Mac Pool #A87873 5.00% 2039[16]	248	263
Freddie Mac Pool #G05937 4.50% 2040[16]	5,470	5,711
Freddie Mac Pool #A97342 4.00% 2041[16]	145	145
Freddie Mac Pool #Q02849 4.50% 2041[16]	317	328
Freddie Mac Pool #Q02676 4.50% 2041[16]	319	326
Freddie Mac Pool #Q01746 4.50% 2041[16]	153	158
Freddie Mac Pool #A96488 5.00% 2041[16]	21	22
Freddie Mac Pool #G07221 4.50% 2042[16]	913	954
Freddie Mac Pool #G07189 4.50% 2042[16]	501	524
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,526	1,553
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,261	1,291
Freddie Mac Pool #Z40130 3.00% 2046[16]	5,994	5,783
Freddie Mac Pool #G60559 4.00% 2046[16]	7,527	7,617
Freddie Mac Pool #V82662 4.00% 2046[16]	5,168	5,216
Freddie Mac Pool #Q44400 4.00% 2046[16]	4,700	4,747
Freddie Mac Pool #Q41909 4.50% 2046[16]	1,530	1,578
The Income Fund of America — Page 38 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q41090 4.50% 2046[16]	USD814	$845
Freddie Mac Pool #G61733 3.00% 2047[16]	7,455	7,148
Freddie Mac Pool #ZS4747 3.50% 2047[16]	16,202	15,907
Freddie Mac Pool #ZS4735 3.50% 2047[16]	143	141
Freddie Mac Pool #G61628 3.50% 2048[16]	766	753
Freddie Mac Pool #SD0045 4.50% 2048[16]	21,371	22,086
Freddie Mac Pool #Q63663 3.00% 2049[16]	5,620	5,333
Freddie Mac Pool #QA5125 3.50% 2049[16]	22,260	21,848
Freddie Mac Pool #SD7508 3.50% 2049[16]	16,543	16,237
Freddie Mac Pool #SD7503 3.50% 2049[16]	4,152	4,067
Freddie Mac Pool #RA1744 4.00% 2049[16]	28,520	28,737
Freddie Mac Pool #ZN3568 4.50% 2049[16]	8	8
Freddie Mac Pool #SD7528 2.00% 2050[16]	24,419	21,646
Freddie Mac Pool #RA2596 2.50% 2050[16]	16,130	14,855
Freddie Mac Pool #QD3220 2.50% 2051[16]	32,084	29,423
Freddie Mac Pool #SD7545 2.50% 2051[16]	4,526	4,154
Freddie Mac Pool #RA6483 2.50% 2051[16]	4,405	4,027
Freddie Mac Pool #RA5971 3.00% 2051[16]	30,372	28,814
Freddie Mac Pool #QB9889 3.00% 2051[16]	11,042	10,460
Freddie Mac, Series 3257, Class PA, 5.50% 2036[16]	1,177	1,264
Freddie Mac, Series 3286, Class JN, 5.50% 2037[16]	888	929
Freddie Mac, Series 3318, Class JT, 5.50% 2037[16]	495	527
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[16]	2,306	2,308
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,16]	5,913	6,023
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	11,055	11,038
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	6,340	6,324
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	7,695	7,665
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	4,164	4,293
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[16]	35,930	32,709
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	7,851	7,708
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,16]	7,787	7,602
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,16]	7,178	7,011
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[16]	1,025	1,006
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,16]	7,287	7,125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,16]	1,913	1,865
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,587	1,558
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[16]	3,457	3,517
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	9,488	9,443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	5,476	5,370
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	2,744	2,784
Government National Mortgage Assn. 2.00% 2052[16,17]	64,175	58,121
Government National Mortgage Assn. 2.50% 2052[16,17]	6,127	5,685
Government National Mortgage Assn. 2.50% 2052[16,17]	4,314	3,994
Government National Mortgage Assn. 3.00% 2052[16,17]	48,032	45,792
Government National Mortgage Assn. 3.00% 2052[16,17]	41,968	39,920
Government National Mortgage Assn. 4.00% 2052[16,17]	7,577	7,590
Government National Mortgage Assn. 4.50% 2052[16,17]	20,836	21,243
Government National Mortgage Assn. 4.50% 2052[16,17]	16,130	16,305
The Income Fund of America — Page 39 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #783687 4.50% 2041[16]	USD368	$382
Government National Mortgage Assn. Pool #BD3903 4.00% 2048[16]	6,001	6,091
Government National Mortgage Assn. Pool #MA5192 4.00% 2048[16]	4,877	4,922
Government National Mortgage Assn. Pool #BE3194 4.00% 2048[16]	1,372	1,386
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	114,999	101,099
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	57,577	52,321
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	27,548	25,081
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	85,062	80,055
Uniform Mortgage-Backed Security 3.50% 2052[16,17]	80,677	78,075
Uniform Mortgage-Backed Security 4.00% 2052[16,17]	39,912	39,574
Uniform Mortgage-Backed Security 4.00% 2052[16,17]	43	43
Uniform Mortgage-Backed Security 4.50% 2052[16,17]	1,132	1,146
		1,804,342
Commercial mortgage-backed securities 0.20%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[16]	240	236
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[16]	1,810	1,814
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[16]	2,403	2,277
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[16]	310	299
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[16]	480	473
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[11,16]	5,772	5,852
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	3,772	3,366
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.051% 2064[11,16]	4,590	4,413
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[16]	5,996	6,067
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	3,146	2,785
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[11,16]	1,844	1,903
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.143% 2034[8,11,16]	9,923	9,608
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.254% 2036[8,11,16]	7,624	7,472
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.453% 2036[8,11,16]	11,621	11,348
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.504% 2036[8,11,16]	220	215
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.851% 2036[8,11,16]	9,946	9,704
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 1.841% 2037[8,11,16]	10,620	10,627
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.224% 2038[8,11,16]	11,596	11,317
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.405% 2038[8,11,16]	10,508	10,315
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.424% 2038[8,11,16]	2,042	1,991
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.654% 2038[8,11,16]	1,843	1,793
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[16]	350	340
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[16]	1,440	1,426
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[8,11,16]	668	672
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[16]	550	551
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.712% 2048[11,16]	437	420
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[11,16]	450	426
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[16]	400	390
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.635% 2038[8,11,16]	4,485	4,430
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.935% 2038[8,11,16]	4,094	4,044
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.255% 2038[8,11,16]	4,276	4,217
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.805% 2038[8,11,16]	1,876	1,846
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[16]	940	921
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[16]	240	240
The Income Fund of America — Page 40 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	USD6,571	$5,876
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[16]	7,735	7,776
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[16]	1,510	1,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[8,16]	1,850	1,855
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[8,16]	3,928	3,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[8,16]	1,735	1,629
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[8,11,16]	1,569	1,442
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[8,16]	4,858	4,399
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[11,16]	4,810	4,769
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.604% 2038[8,11,16]	5,935	5,825
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.954% 2038[8,11,16]	2,856	2,816
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[8,16]	15,628	14,158
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.355% 2026[8,11,16]	6,365	6,250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[16]	4,811	4,794
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[16]	960	943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[16]	580	577
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[16]	1,550	1,532
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[11,16]	446	426
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[8,16]	5,645	5,036
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.285% 2038[8,11,16]	9,616	9,440
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 1.522% 2039[8,11,16]	19,555	19,291
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[16]	5,698	5,656
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.22% 2048[11,16]	470	454
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[16]	185	175
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[16]	6,015	5,985
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[16]	2,405	2,261
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[16]	500	494
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[16]	480	473
		243,365
Collateralized mortgage-backed obligations (privately originated) 0.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[8,11,16]	3,761	3,521
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[8,16]	488	472
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.268% 2029[8,11,16]	5,398	5,395
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[8,11,16]	2,469	2,324
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[8,11,16]	1,739	1,686
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[8,12,16]	6,421	6,044
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[8,11,16]	985	976
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[8,11,16]	1,422	1,411
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[8,11,16]	647	619
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[8,11,16]	5,155	4,907
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.039% 2041[8,11,16]	1,094	1,082
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[16]	1,800	1,238
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 2.624% 2047[11,16]	1,107	983
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[8,16]	10,728	10,079
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[8,11,16]	6,418	6,193
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	328	326
The Income Fund of America — Page 41 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[8,16]	USD6,774	$7,282
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[8,16]	6,652	6,753
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[8,16]	2,269	2,265
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[8,16]	2,056	2,148
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[8,11,16]	7,823	6,953
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[8,11,16]	7,324	6,510
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[8,11,16]	7,072	6,269
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[8,11,16]	6,863	6,100
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[8,11,16]	3,089	2,727
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[8,16]	6,625	6,059
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[8,11,16]	1,362	1,210
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.201% 2036[11,16]	1,534	1,546
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[16]	560	547
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[8,11,16]	719	694
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[8,11,16]	2,445	2,445
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[8,11,16]	1,244	1,184
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.518% 2055[8,11,16]	6,060	5,979
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.755% 2022[8,11,16]	7,271	7,216
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[8,16]	2,750	2,630
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[8,11,16]	244	240
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.231% 2036[11,16]	1,234	947
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,4,8]	10,004	9,338
VM Fund I, LLC 8.625% 2028[1,4,8]	18,516	18,239
ZH Trust, Series 2021-2, Class A, 2.349% 2027[8,16]	221	220
		152,757
Total mortgage-backed obligations		2,200,464
Asset-backed obligations 0.99%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[8,16]	2,880	2,887
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[8,16]	1,671	1,677
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[8,16]	9,400	9,446
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[8,16]	3,125	3,013
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[8,16]	8,500	7,708
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[8,16]	32,806	29,561
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[8,16]	1,699	1,523
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[8,16]	5,663	5,307
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[8,16]	551	492
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[8,16]	1,453	1,391
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[8,16]	5,000	4,554
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[8,16]	4,605	4,530
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[8,16]	2,434	2,367
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[8,11,16]	9,519	9,500
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[8,11,16]	6,543	6,497
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[8,16]	96	96
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[8,16]	5,529	5,509
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[8,16]	2,183	2,143
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[8,16]	6,741	6,495
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[8,16]	1,201	1,148
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[8,16]	4,290	4,036
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[16]	3,042	2,892
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[16]	3,382	3,176
The Income Fund of America — Page 42 of 54

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[16]	USD7,972	$7,421
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[8,11,16]	12,147	12,115
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[8,11,16]	14,610	14,497
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[8,16]	1,107	1,048
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[8,16]	8,959	7,981
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[8,16]	1,354	1,137
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[16]	450	451
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[16]	313	290
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[16]	307	285
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[16]	1,363	1,318
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[16]	1,948	1,830
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[8,16]	12,592	11,396
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[8,16]	7,672	7,087
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[8,16]	14,768	12,896
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[8,16]	2,986	2,619
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[8,11,16]	20,704	20,581
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[8,16]	24,519	22,765
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[8,16]	6,017	5,388
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[8,16]	8,259	7,700
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[8,16]	902	813
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[8,16]	15,433	14,070
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[8,16]	5,609	5,156
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[8,16]	3,869	3,552
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[8,16]	10,279	9,456
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[8,16]	1,612	1,479
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[8,16]	18,291	16,500
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[8,16]	710	640
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[8,11,16]	19	19
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[8,16]	1	1
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[8,16]	1,575	1,582
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[8,16]	2,595	2,606
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[8,16]	1,036	1,014
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[8,16]	883	842
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[8,16]	1,605	1,604
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.694% 2037[11,16]	321	306
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.704% 2037[11,16]	599	567
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[16]	3,786	3,765
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	6,826	6,844
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[16]	1,197	1,201
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[16]	12,390	12,405
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[16]	8,053	7,898
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[16]	6,079	5,763
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[8,16]	324	324
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[8,16]	2,395	2,396
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[8,16]	546	547
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[8,16]	5,950	5,968
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[8,16]	1,232	1,190
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[8,16]	671	634
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[8,16]	1,961	1,919
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[8,16]	1,769	1,727
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[8,16]	1,847	1,770
The Income Fund of America — Page 43 of 54

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[8,16]	USD1,247	$1,172
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[8,11,16]	21,492	21,402
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[8,16]	1,823	1,659
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[8,16]	12,158	12,046
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[8,16]	1,287	1,288
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[16]	1,872	1,857
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[8,16]	1,450	1,436
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[8,16]	7,000	6,992
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[8,16]	7,941	7,970
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[16]	5,579	5,386
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[16]	1,786	1,749
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[16]	8,065	7,549
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2027[8,16]	4,239	4,218
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[8,16]	10,148	9,246
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[8,16]	10,105	10,169
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[8,16]	5,634	5,658
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[8,16]	23,146	22,203
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[8,16]	3,650	3,624
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[8,16]	4,489	4,208
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[8,16]	1,690	1,533
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[8,16]	128	115
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[8,16]	10,046	9,364
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[8,16]	18,450	17,214
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[8,16]	29,162	26,539
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[8,16]	25,071	22,891
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[8,16]	2,353	2,127
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[16]	300	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[16]	696	693
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[16]	984	983
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,4,8,16]	10,370	10,103
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[8,16]	22,756	21,405
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[8,16]	3,534	3,326
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[8,16]	1,744	1,642
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[8,16]	15,340	15,225
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[8,16]	24,670	22,100
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[8,16]	3,369	3,050
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[8,16]	1,850	1,680
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[8,16]	14,300	13,134
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[8,16]	16,000	15,847
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[8,11,16]	6,968	6,941
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[8,11,16]	22,135	22,025
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[8,11,16]	9,051	9,024
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[8,16]	16,100	15,592
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[8,16]	3,039	2,954
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[8,16]	9,313	8,765
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[8,16]	11,870	11,159
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[8,16]	19,340	17,572
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[8,16]	20,837	19,473
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[8,16]	11,112	10,299
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[8,16]	19,537	18,049
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[8,16]	64,437	57,912
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[8,16]	8,650	7,843
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[8,11,16]	7,048	6,996
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[8,11,16]	18,284	18,147
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[8,11,16]	998	993
The Income Fund of America — Page 44 of 54

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[8,11,16]	USD8,409	$8,360
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[8,16]	3,060	3,061
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[8,16]	1,895	1,880
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[8,11,16]	18,501	18,454
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	1,726	1,728
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[16]	4,137	4,085
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[16]	4,350	4,359
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	21,000	21,185
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[16]	7,703	7,475
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[16]	7,296	7,229
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[16]	4,422	4,318
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[16]	4,974	4,853
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[16]	3,708	3,518
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[16]	4,938	4,709
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[8,16]	8,529	7,644
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[8,16]	1,570	1,399
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[8,16]	10,485	9,556
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[8,11,16]	11,925	11,868
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[8,16]	18,007	16,421
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[8,16]	8,060	7,488
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[8,16]	7,525	7,058
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[8,16]	7,435	6,762
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[8,16]	5,743	5,415
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[8,16]	5,126	4,733
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[8,16]	7,257	6,706
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[8,16]	7,623	7,271
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[8,16]	13,579	12,137
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[8,16]	24,196	22,109
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[8,16]	585	532
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[8,16]	7,662	7,022
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[8,16]	6,025	5,342
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[8,16]	217	193
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[8,16]	26,911	24,588
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[8,16]	17,928	15,959
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[8,16]	555	493
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[8,16]	3,374	3,306
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[8,16]	5,157	4,995
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[8,16]	6,654	6,345
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[8,16]	4,413	4,151
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[8,16]	6,549	6,348
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[8,16]	2,924	2,832
		1,226,043
Municipals 0.31% California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	2,170	2,035
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	3,010	2,786
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	785	682
The Income Fund of America — Page 45 of 54

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Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	USD1,855	$1,493
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	4,430	3,935
		10,931
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	400	358
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	525	469
		827
Illinois 0.25%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	29,623
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	120	124
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	55,643
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	12,198
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	23,140	20,628
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	110	117
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	100	106
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	800	898
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	650	721
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	550	615
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	300	332
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	220	233
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	200	221
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	350	385
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	100	105
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	350	384
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	200	219
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	100	105
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	140	145
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	390	404
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	190	192
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	350	237
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,105
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,316
The Income Fund of America — Page 46 of 54

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	USD7,244	$7,337
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	155,890	159,618
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	610
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	3,775	4,076
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	4,917
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	350	391
		316,005
New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	4,635	4,241
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	7,675	6,841
		11,082
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	27,990	26,556
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	22,805	21,797
Total municipals		387,198
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Abu Dhabi (Emirate of) 2.50% 2025[8]	7,800	7,637
Abu Dhabi (Emirate of) 3.125% 2030[8]	7,800	7,585
Abu Dhabi (Emirate of) 1.70% 2031[8]	1,700	1,466
Abu Dhabi (Emirate of) 3.875% 2050[8]	5,350	5,074
European Investment Bank 0.75% 2026	9,910	8,977
Morocco (Kingdom of) 3.00% 2032[8]	6,000	4,770
Morocco (Kingdom of) 4.00% 2050[8]	6,000	4,170
OMERS Finance Trust 3.50% 2032[8]	7,941	7,879
OMERS Finance Trust 4.00% 2052[8]	7,941	7,658
Panama (Republic of) 3.298% 2033	7,940	6,917
Panama (Republic of) 4.50% 2063	2,065	1,718
Peru (Republic of) 2.783% 2031	5,050	4,388
Peru (Republic of) 1.862% 2032	8,550	6,648
Peru (Republic of) 2.78% 2060	12,800	8,319
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[8]	3,060	3,064
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[8]	790	793
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[8]	2,310	2,101
United Mexican States 2.659% 2031	9,162	7,700
United Mexican States 3.771% 2061	5,180	3,642
		100,506
Federal agency bonds & notes 0.03%
Fannie Mae 6.25% 2029[14]	32,000	38,480
Total bonds, notes & other debt instruments (cost: $28,502,405,000)		26,551,615
Short-term securities 9.27% Money market investments 8.81%	Shares
Capital Group Central Cash Fund 0.32%[6,18]	109,230,045	10,923,005
The Income Fund of America — Page 47 of 54

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.46%	Shares	Value (000)
Capital Group Central Cash Fund 0.32%[6,18,19]	1,713,324	$171,332
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.32%[18,19]	108,400,000	108,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.31%[18,19]	91,300,000	91,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.35%[18,19]	69,919,828	69,920
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.30%[18,19]	57,100,000	57,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%[18,19]	57,100,000	57,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.21%[18,19]	10,200,000	10,200
Fidelity Investments Money Market Government Portfolio, Class I 0.15%[18,19]	5,700,000	5,700
		571,052
Total short-term securities (cost: $11,493,609,000)		11,494,057
Total investment securities 100.23% (cost: $99,143,661,000)		124,340,366
Other assets less liabilities (0.23)%		(283,250)
Net assets 100.00%		$124,057,116
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	5,346	June 2022	USD(1,127,004)	$4,385
5 Year U.S. Treasury Note Futures	Short	91	June 2022	(10,253)	82
10 Year Ultra U.S. Treasury Note Futures	Long	3,129	June 2022	403,641	(21,193)
10 Year U.S. Treasury Note Futures	Short	1,514	June 2022	(180,403)	11,226
20 Year U.S. Treasury Bond Futures	Long	686	June 2022	96,512	(9,493)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,801	June 2022	288,948	(31,134)
					$(46,127)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 4/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD226,205	$(3,576)	$(10,516)	$6,940
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 4/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 4/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	USD400,002	$10,623	$20,493	$(9,870)
The Income Fund of America — Page 48 of 54

unaudited
Investments in affiliates6

	Value of affiliates at 8/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend or interest income (000)
Common stocks 1.85%
Health care 0.05%
Rotech Healthcare, Inc.[1,2,4,7]	$56,490	$—	$—	$—	$(1,086)	$55,404	$—
Real estate 0.00%
Gaming and Leisure Properties, Inc. REIT[20]	781,682	—	230,474	20,761	(70,292)	—	33,889
MGM Growth Properties LLC REIT, Class A21	435,089	—	337,788	270	(97,571)	—	18,011
						—
Industrials 0.20%
ManpowerGroup, Inc.	322,873	—	—	—	(77,273)	245,600	3,431
New AMI I, LLC[1,2,21]	71,111	—	56,273	6,659	(21,497)	—	—
						245,600
Utilities 0.87%
Brookfield Infrastructure Partners LP	846,912	90,729	—	—	136,015	1,073,656	26,036
DTE Energy Company[20]	1,092,278	123,187	177,530	9,365	101,377	—	22,907
						1,073,656
Consumer discretionary 0.14%
Domino’s Pizza Group PLC[1]	178,546	—	—	—	(44,607)	133,939	4,003
Puuilo OYJ[1,2]	52,058	—	—	—	(13,969)	38,089	—
Lumi Gruppen AS1,22	15,394	—	—	—	(8,382)	7,012	216
Darden Restaurants, Inc.[20]	964,957	156,485	213,711	(28,242)	(83,774)	—	23,136
						179,040
Communication services 0.59%
Koninklijke KPN NV1,3	696,203	—	—	—	37,136	733,339	20,806
Total common stocks						2,287,039
Convertible stocks 0.00%
Utilities 0.00%
DTE Energy Company, convertible preferred units, 6.25% 2022[20]	46,304	—	11,009	(122)	459	—	1,768
Bonds, notes & other debt instruments 0.00%
Health care 0.00%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[1,11,21]	17,289	1,168	18,457	444	(444)	—	1,621
Short-term securities 8.95%
Money market investments 8.81%
Capital Group Central Cash Fund 0.32%[18]	7,270,565	12,422,750	8,769,529	(220)	(561)	10,923,005	7,767
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 0.32%[18,19]	2,151	169,181[23]				171,332	—[24]
Total short-term securities						11,094,337
Total 10.80%				$8,915	$(144,469)	$13,381,376	$163,591
The Income Fund of America — Page 49 of 54

unaudited
Private placement securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	11/26/2014	$19,660	$55,404.05%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	27,554.02
Total		$76,508	$82,958.07%
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,783,984,000, which represented 13.53% of the net assets of the fund. This amount includes $16,608,048,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $620,850,000, which represented .50% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,574,509,000, which represented 9.33% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $308,114,000, which represented .25% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $50,871,000, which represented .04% of the net assets of the fund.
[15]	Index-linked bond whose principal amount moves with a government price index.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 4/30/2022.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2022. Refer to the investment portfolio for the security value at 4/30/2022.
[21]	Affiliated issuer during the reporting period but no longer held at 4/30/2022.
[22]	This security changed its name during the reporting period.
[23]	Represents net activity.
[24]	Dividend income is included with securities lending income and is not shown in this table.
The Income Fund of America — Page 50 of 54

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $6,529,877,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $271,473,000.
The Income Fund of America — Page 51 of 54

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2022 (dollars in thousands):
The Income Fund of America — Page 52 of 54

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$12,356,799	$1,421,902	$—	$13,778,701
Financials	10,417,903	2,997,589	11,211	13,426,703
Health care	7,081,314	2,842,048	55,404	9,978,766
Real estate	7,306,411	174,774	—	7,481,185
Information technology	5,867,016	1,580,280	—	7,447,296
Energy	6,872,930	465,221	27,709	7,365,860
Industrials	5,503,731	1,731,551	—	7,235,282
Utilities	5,160,884	1,598,275	—	6,759,159
Consumer discretionary	3,998,656	692,445	—	4,691,101
Materials	2,100,693	1,691,411	—	3,792,104
Communication services	1,908,803	1,276,224	—	3,185,027
Preferred securities	247,082	155,665	2,404	405,151
Rights & warrants	—	4,440	280	4,720
Convertible stocks	743,061	—	—	743,061
Convertible bonds & notes	—	—	578	578
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	18,879,129	31,572	18,910,701
U.S. Treasury bonds & notes	—	3,688,223	—	3,688,223
Mortgage-backed obligations	—	2,172,887	27,577	2,200,464
Asset-backed obligations	—	1,215,940	10,103	1,226,043
Municipals	—	387,198	—	387,198
Bonds & notes of governments & government agencies outside the U.S.	—	100,506	—	100,506
Federal agency bonds & notes	—	38,480	—	38,480
Short-term securities	11,494,057	—	—	11,494,057
Total	$81,059,340	$43,114,188	$166,838	$124,340,366

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,693	$—	$—	$15,693
Unrealized appreciation on credit default swaps	—	6,940	—	6,940
Liabilities:
Unrealized depreciation on futures contracts	(61,820)	—	—	(61,820)
Unrealized depreciation on credit default swaps	—	(9,870)	—	(9,870)
Total	$(46,127)	$(2,930)	$—	$(49,057)
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 53 of 54

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CVR = Contingent Value Rights
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-006-0622O-S85352	The Income Fund of America — Page 54 of 54